                                                       Registration No. 33-16999

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             ----------------------



                         Post-Effective Amendment No. 15

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                             ----------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (Exact Name of Trust)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              One Nationwide Plaza
                              Columbus, Ohio 43216
              (Exact Name and Address of Depositor and Registrant)

                               Gordon E. McCutchan
                                    Secretary
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                     (Name and address of Agent for Service)

                             ----------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on July 14, 1997 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. On behalf of its separate account registrants, the Company has filed its 24f-2 Notices for the fiscal year ended December 31, 1996, on February 25, 1997.

================================================================================


                                    1 of 108

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                                 Caption in Prospectus
-----------                                 ---------------------

 1..........................................Nationwide Life Insurance Company
                                            The Variable Account
 2..........................................Nationwide Life Insurance Company
 3..........................................Custodian of Assets
 4..........................................Distribution of The Policies
 5..........................................The Variable Account
 6..........................................Not Applicable
 7..........................................Not Applicable
 8..........................................Not Applicable
 9..........................................Legal Proceedings
10..........................................Information About The Policies; How
                                            The Cash Value Varies; Right to
                                            Exchange for a Fixed Benefit Policy;
                                            Reinstatement; Other Policy
                                            Provisions
11..........................................Investments of The Variable Account
12..........................................The Variable Account
13..........................................Policy Charges
                                            Reinstatement
14..........................................Underwriting and Issuance - Premium
                                            Payments
                                            Minimum Requirements for Issuance
                                            of a Policy
15..........................................Investments of the Variable Account;
                                            Premium Payments
16..........................................Underwriting and Issuance -
                                            Allocation of Cash Value
17..........................................Surrendering The Policy for Cash
18..........................................Reinvestment
19..........................................Not Applicable
20..........................................Not Applicable
21..........................................Policy Loans
22..........................................Not Applicable
23..........................................Not Applicable
24..........................................Not Applicable
25..........................................Nationwide Life Insurance Company
26..........................................Not Applicable
27..........................................Nationwide Life Insurance Company
28..........................................Company Management
29..........................................Company Management
30..........................................Not Applicable
31..........................................Not Applicable
32..........................................Not Applicable
33..........................................Not Applicable
34..........................................Not Applicable
35..........................................Nationwide Life Insurance Company
36..........................................Not Applicable
37..........................................Not Applicable
38..........................................Distribution of The Policies
39..........................................Distribution of The Policies
40..........................................Not Applicable
41(a).......................................Distribution of The Policies
42..........................................Not Applicable
43..........................................Not Applicable
44..........................................How The Cash Value Varies
45..........................................Not Applicable

N-8B-2 Item                                 Caption in Prospectus
-----------                                 ---------------------

46..........................................How The Cash Value Varies
47..........................................Not Applicable
48..........................................Custodian of Assets
49..........................................Not Applicable
50..........................................Not Applicable
51..........................................Summary of The Policies; Information
                                            About The Policies
52..........................................Substitution of Securities
53..........................................Taxation of The Company
54..........................................Not Applicable
55..........................................Not Applicable
56..........................................Not Applicable
57..........................................Not Applicable
58..........................................Not Applicable
59..........................................Financial Statements

                        SUPPLEMENT DATED JULY 14, 1997 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

Effective July 14, 1997, this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. The Underlying Mutual Fund options cited on page 1 of the Prospectus are hereby amended to include the following Underlying Mutual Funds:

          Dreyfus Variable Investment Fund:
               - Capital Appreciation Portfolio

          Fidelity Variable Insurance Products Fund III:
               - Growth Opportunities Portfolio

          Morgan Stanley Universal Funds, Inc.:
               - Emerging Markets Debt Portfolio

          Oppenheimer Variable Account Funds:
               - Oppenheimer Growth Fund


2. The expense table located on page 8 of the Prospectus is hereby amended to include the following information:

                                            ------------------------------------
                                             Management      Other       Total
                                                Fees        Expenses    Expenses
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio                 0.75%        0.09%        0.84%
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund III - Growth Opportunities
Portfolio                                      0.61%        0.16%        0.77%
--------------------------------------------------------------------------------
Morgan Stanley Universal Funds,
Inc. - Emerging Markets Debt Portfolio         0.80%        0.50%        1.30%
--------------------------------------------------------------------------------
Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund                0.75%        0.04%        0.79%
--------------------------------------------------------------------------------

     Further, the table located at pages 9 and 10 of the Prospectus is hereby amended to include the following disclosure:

--------------------------------------------------------------------------------
                                           EXPENSES WITHOUT REIMBURSEMENT
          FUND                                         OR WAIVER
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -    Total Mutual Fund expenses would have
Oppenheimer Growth Fund                 been 0.81% in the absence of a
                                        voluntary one-time fee reimbursement
                                        described in the Statement of
                                        Additional Information.
--------------------------------------------------------------------------------

3. The section entitled "The Variable Account" located at pages 10 through 19 of the Prospectus is hereby amended to include the following information:


Dreyfus Variable Investment Fund

-    Capital Appreciation Portfolio

     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

Fidelity Variable Insurance Products Fund III

The Fidelity Variable Insurance Products Fund III (the "Fund") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. The Fund's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. The Fund shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the Fund's manager.

-    Growth Opportunities Portfolio

     Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Fund, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


Morgan Stanley Universal Funds, Inc.

Morgan Stanley Universal Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, (each, a "Portfolio"), each with a distinct investment objective.

-    Emerging Markets Debt Portfolio


     Investment Objective: The Portfolio seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

Oppenheimer Variable Account Funds

-    Oppenheimer Growth Fund

     Investment Objective: The Portfolio seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.



4. Effective July 14, 1997, the Strong Special Fund II, Inc. will change its name to Strong Opportunity Fund II, Inc. Accordingly, as of the effective date, any and all references to the Fund are hereby amended to reflect this name change.

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182150
                              One Nationwide Plaza
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES*
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. The Death Benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus may meet the definition of "modified endowment contracts" under Section 7702A of the Internal Revenue Code (the "Code"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code also provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code (see "Tax Matters").

It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy. The policies may not be advantageous for persons who may wish to make policy loans or withdrawals prior to attaining age 59 1/2 (see "Tax Matters").

*The contract is titled a "Flexible Premium Variable Life Insurance Policy" in Texas.

The Policy Owner may allocate premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated Underlying Mutual Fund in the following series of the Underlying Mutual Fund options:

American Century Variable Portfolios, Inc.:                             Neuberger & Berman Advisers Management Trust:
      - American Century VP Balanced                                          -Limited Maturity Bond Portfolio
      - American Century VP Capital Appreciation                              -Growth Portfolio
      - American Century VP International                                     -Partners Portfolio
      - American Century VP Value                                       Oppenheimer Variable Account Funds:
Dreyfus                                                                       -Bond Fund
      -Dreyfus Socially Responsible Growth Fund                               -Global Securities Fund
      -Dreyfus Stock Index Fund                                               -Multiple Strategies Fund
Dreyfus Variable Investment Fund                                        Strong Special Fund II, Inc.
      -Growth & Income Portfolio**                                            -Special Fund II
Fidelity Variable Insurance Products Fund:                              Strong Variable Insurance Funds, Inc.:
      -Equity-Income Portfolio                                                -Discovery Fund II, Inc.
      -Growth Portfolio                                                       -International Stock Fund II
      -High Income Portfolio**                                          Van Eck Worldwide Insurance Trust:
      -Overseas Portfolio                                                     -Worldwide Bond Fund
Fidelity Variable Insurance Products Fund II:                                 -Worldwide Emerging Markets Fund
      -Asset Manager Portfolio                                                -Worldwide Hard Assets Fund
      -Contrafund Portfolio                                             Van Kampen American Capital Life Investment Trust:
Nationwide Separate Account Trust:                                            -American Capital Real Estate Securities Fund
      -Capital Appreciation Fund                                        Warburg Pincus Trust
      -Government Bond Fund                                                   -International Equity Portfolio
      -Money Market Fund                                                      -Post-Venture Capital Portfolio
      -Small Company Fund                                                     -Small Company Growth Portfolio
      -Total Return Fund

** The Growth & Income Portfolio and the High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

NATIONWIDE LIFE INSURANCE COMPANY (THE "COMPANY") GUARANTEES THAT THE DEATH BENEFIT FOR A POLICY WILL NEVER BE LESS THAN THE SPECIFIED AMOUNT STATED ON THE POLICY DATA PAGES AS LONG AS THE POLICY IS IN FORCE. THERE IS NO GUARANTEED CASH SURRENDER VALUE. IF THE CASH SURRENDER VALUE IS INSUFFICIENT TO COVER THE CHARGES UNDER THE POLICY, THE POLICY WILL LAPSE.

THIS PROSPECTUS GENERALLY DESCRIBES ONLY THAT PORTION OF THE CASH VALUE ALLOCATED TO THE VARIABLE ACCOUNT. FOR A BRIEF SUMMARY OF THE FIXED ACCOUNT OPTION, SEE "THE FIXED ACCOUNT OPTION."

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                GLOSSARY OF TERMS

Attained Age- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

Accumulation Unit- An accounting unit of measure used to calculate the Cash Value of the Variable Account.

Beneficiary- The person to whom the proceeds due on the Insured's death are paid.

Cash Value- The sum of the value of Policy assets in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

Cash Surrender Value- The Policy's Cash Value, less any indebtedness under the Policy, less any Surrender Charge.

Code- The Internal Revenue Code of 1986, as amended.

Company- Nationwide Life Insurance Company.

Death Proceeds- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

Fixed Account- An investment option which is funded by the General Account of the Company.

General Account- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

Guideline Single Premium- The amount of single premium calculated in accordance with the provisions of the Internal Revenue Code. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

Home Office- The main office of the Company located in Columbus, Ohio.

Insured- The person whose life is covered by the Policy, and who is named on the Policy Data Page.

Maturity Date- The Policy Anniversary on or following the Insured's 95th birthday.

Monthly Anniversary Day- The same day as the Policy Date for each succeeding month.

Net Asset Value- The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

Policy Anniversary- An anniversary of the Policy Date.

Policy Charges- All deductions made from the value of the Variable Account, or the Policy Cash Value.

Policy Date- The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

Policy Loan Account- The portion of the Cash Value which results from Policy Loans.

Policy Owner- The person designated in the Policy application as the Owner. In the State of New York, the variable life insurance policies offered by the Company are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

Policy Year- Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

Specified Amount- A dollar amount used to determine the Death Benefit under a Policy. It is shown on the Policy Data Page.

Surrender Charge- An amount deducted from the Cash Value if the Policy is surrendered.

Underlying Mutual Funds- The Underlying mutual funds which correspond to the sub-accounts of the Variable Account.

Valuation Date- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulated Units might be materially affected.

Valuation Period- A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

Variable Account- A separate investment account of Nationwide Life Insurance Company. Nationwide VLI Separate Account-2.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS..............................................................3
SUMMARY OF THE POLICIES........................................................8
           Variable Life Insurance.............................................8
           The Variable Account and its Sub-Accounts...........................8
           The Fixed Account...................................................8
           Deductions and Charges..............................................8
           Premiums...........................................................11
NATIONWIDE LIFE INSURANCE COMPANY.............................................11
THE VARIABLE ACCOUNT..........................................................11
           Investments of the Variable Account................................12
           American Century Variable Portfolios, Inc.,
               a member of American CenturySM Investments.....................12
           Dreyfus............................................................13
           Dreyfus Variable Investment Fund...................................14
           Fidelity Variable Insurance Products Fund..........................14
           Fidelity Variable Insurance Products Fund II.......................15
           Nationwide Separate Account Trust..................................15
           Neuberger & Berman Advisers Management Trust.......................16
           Oppenheimer Variable Account Funds.................................16
           Strong Special Fund II, Inc........................................17
           Strong Variable Insurance Funds, Inc...............................17
           Van Eck Worldwide Insurance Trust (Formerly Van Eck
               Investment Trust)..............................................17
           Van Kampen American Capital Life Investment Trust..................18
           Warburg Pincus Trust...............................................18
           Reinvestment.......................................................19
           Transfers..........................................................19
           Dollar Cost Averaging..............................................20
           Substitution of Securities.........................................20
           Voting Rights......................................................20
INFORMATION ABOUT THE POLICIES................................................21
           Underwriting and Issuance..........................................21
           -Minimum Requirements for Issuance of a Policy.....................21
           -Premium Payments..................................................21
           -Allocation of Cash Value..........................................21
           -Short-Term Right to Cancel Policy.................................22
POLICY CHARGES................................................................22
           Deductions from Premiums...........................................22
           Deductions from Cash Value.........................................22
           -Charges on Surrender..............................................22
           -Annual Administrative Charge......................................23
           -Cost of Insurance Charge..........................................23
           Deductions from the Sub-Accounts...................................23
           -Mortality and Expense Risk Charge.................................23
           -Administrative Expense Charge.....................................24
           -Premium Tax Recovery Charge.......................................24
           -Income Tax Charge.................................................24
HOW THE CASH VALUE VARIES.....................................................24
           How the Investment Experience is Determined........................24
           Net Investment Factor..............................................24
           Valuation of Assets................................................25
           Determining the Cash Value.........................................25
           Valuation Periods and Valuation Dates..............................25
SURRENDERING THE POLICY FOR CASH..............................................25
           Right to Surrender.................................................25
           Cash Surrender Value...............................................26
           Partial Surrenders.................................................26
           Maturity Proceeds..................................................26
           Income Tax Withholding.............................................26
POLICY LOANS..................................................................26
           Taking a Policy Loan...............................................26
           Effect on Investment Performance...................................27

           Interest...........................................................27
           Effect on Death Benefit and Cash Value.............................27
           Repayment..........................................................27
HOW THE DEATH BENEFIT VARIES..................................................27
           -Calculation of the Death Benefit..................................27
           -Proceeds Payable on Death.........................................29
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY..................................29
CHANGES OF INVESTMENT POLICY..................................................29
GRACE PERIOD..................................................................29
REINSTATEMENT.................................................................29
THE FIXED ACCOUNT OPTION......................................................30
CHANGES IN EXISTING INSURANCE COVERAGE........................................30
           Changes in the Specified Amount....................................30
           Changes in the Death Benefit Option................................30
OTHER POLICY PROVISIONS.......................................................31
           Policy Owner.......................................................31
           Beneficiary........................................................31
           Assignment.........................................................31
           Incontestability...................................................31
           Error in Age or Sex................................................31
           Suicide............................................................31
           Nonparticipating Policies..........................................31
           Riders.............................................................32
LEGAL CONSIDERATIONS..........................................................32
DISTRIBUTION OF THE POLICIES..................................................32
CUSTODIAN OF ASSETS...........................................................32
TAX MATTERS...................................................................32
           Policy Proceeds....................................................32
           -Federal Estate and Generation-Skipping Transfer Taxes.............33
           -Non-Resident Aliens...............................................34
           Taxation of the Company............................................34
           -Tax Changes.......................................................34
THE COMPANY...................................................................35
COMPANY MANAGEMENT............................................................35
           Directors of the Company...........................................36
           Executive Officers of the Company..................................36
OTHER CONTRACTS ISSUED BY THE COMPANY.........................................37
STATE REGULATION..............................................................37
REPORTS TO POLICY OWNERS......................................................37
ADVERTISING...................................................................37
LEGAL PROCEEDINGS.............................................................38
EXPERTS.......................................................................38
REGISTRATION STATEMENT........................................................38
LEGAL OPINIONS................................................................38
APPENDIX 1....................................................................39
APPENDIX 2....................................................................40
APPENDIX 3....................................................................51
FINANCIAL STATEMENTS..........................................................56

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

Variable Life Insurance

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. (As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.)

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the Death Benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, the Policy will lapse.

The Variable Account and its Sub-Accounts

The Company places the Policy's Cash Value in the Nationwide VLI Separate Account-2 (the "Variable Account") at the time the Policy is issued. The Policy Owner selects the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Cash Value allocated to a sub-account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Assets of each sub-account are invested at net asset value in shares of a corresponding Underlying Mutual Fund option. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."

The Fixed Account

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

Deductions and Charges

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks.

The Company deducts a charge for the cost of insurance from the Policy's Cash Value on the Policy Date and each Monthly Anniversary Day. The Company deducts an annual policy administrative charge from the Policy's Cash Value at the beginning of each Policy Year after the first. The current annual charge is $90 ($65 in New York) for total premium payments less than $25,000 and $50 for total premium payments greater than or equal to $25,000. This charge is guaranteed never to exceed $135 ($120 in New York) for total premium payments less than $25,000 and $75 for total premium payments greater than or equal to $25,000. The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks, administrative charges and premium tax recovery. These current charges are equal on an annual basis to 1.30% of the Variable Account assets for the first 10 Policy Years and 1.00% thereafter and are guaranteed never to exceed 1.60% and 1.30% respectively. For Policies which are surrendered, the Company may deduct a Surrender Charge. The Surrender Charge associated with each premium payment will not exceed 8.5% of the premium payment, and will be applied for nine years after the effective date of the premium payment. The Surrender Charge is designed to recover certain expenses incurred by the Company related to the sale of the Policies.

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:


                     Underlying Mutual Fund Annual Expenses

                          (After Expense Reimbursement)

                                              ----------------------------------
                                              Management     Other       Total
                                                 Fees       Expenses    Expenses
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP Balanced                1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP Capital Appreciation    1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP International           1.50%        0.00%        1.50%
--------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.-American Century VP Value                   1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund         0.72%        0.24%        0.96%
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund                         0.25%        0.05%        0.30%
--------------------------------------------------------------------------------
Dreyfus Variable Investment
Fund- Growth & Income Portfolio                  0.75%        0.08%        0.83%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income
Portfolio                                        0.51%        0.07%        0.58%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio               0.61%        0.08%        0.69%
--------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio          0.59%        0.12%        0.71%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio             0.76%        0.17%        0.93%
--------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager
Portfolio                                        0.64%        0.10%        0.74%
--------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio        0.61%        0.13%        0.74%
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management
Trust-Growth Portfolio                           0.83%        0.09%        0.92%
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management
Trust-Limited Maturity Bond Portfolio            0.65%        0.13%        0.78%
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management
Trust-Partners Portfolio                         0.84%        0.11%        0.95%
--------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                   0.50%        0.02%        0.52%
--------------------------------------------------------------------------------
NSAT-Government Bond Fund                        0.50%        0.01%        0.51%
--------------------------------------------------------------------------------
NSAT-Money Market Fund                           0.50%        0.03%        0.53%
--------------------------------------------------------------------------------
NSAT Small Company Fund                          1.00%        0.10%        1.10%
--------------------------------------------------------------------------------
NSAT-Total Return Fund                           0.50%        0.02%        0.52%
--------------------------------------------------------------------------------
Oppenheimer Variable Account
Fund-Bond Fund                                   0.74%        0.04%        0.78%
--------------------------------------------------------------------------------
Oppenheimer Variable Account
Fund-Global Securities Fund                      0.73%        0.08%        0.81%
--------------------------------------------------------------------------------
Oppenheimer Variable Account
Fund-Multiple Strategies                         0.73%        0.04%        0.77%
--------------------------------------------------------------------------------
Strong Special Fund II, Inc.                     1.00%        0.17%        1.17%
--------------------------------------------------------------------------------
Strong Variable Insurance Funds,
Inc. - Discovery Fund II, Inc.                   1.00%        0.22%        1.22%
--------------------------------------------------------------------------------
Strong Variable Insurance Funds,
Inc. - International Stock Fund II               1.00%        0.59%        1.59%
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance
Trust-Worldwide Bond Fund                        1.00%        0.08%        1.08%
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance
Trust-Worldwide Emerging Markets Fund            1.00%        0.00%        1.00%
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance
Trust-Worldwide Hard Assets Fund                 1.00%        0.08%        1.08%
--------------------------------------------------------------------------------
Van Kampen American Capital Life
Investment Trust - American Capital
Real Estate Securities Fund                      0.83%        0.27%        1.10%
--------------------------------------------------------------------------------
Warburg Pincus Trust-
International Equity Portfolio                   0.96%        0.40%        1.36%
--------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture
Capital Portfolio                                0.62%        0.78%        1.40%
--------------------------------------------------------------------------------
Warburg Pincus Trust-Small
Company Growth Portfolio                         0.90%        0.26%        1.16%
--------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectuses for each individual Underlying Mutual Fund. None of the above Underlying Mutual Funds are subject to 12b-1 fees.

The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:

--------------------------------------------------------------------------------
          FUND                     EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
American Century Variable          Absent a waiver of fees by the Portfolio's
Portfolios, Inc. - American        investment adviser and co-administrator,
Century VP Value                   Management Fees for the Portfolio would equal
                                   1.25%; Other Expenses would equal .81%; Total
                                   Portfolio Operating Expenses would have been
                                   2.06%.
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund           In the event that aggregate expenses of the
                                   Fund exceed .40 of 1% of the value of the
                                   Fund's average net assets for the fiscal
                                   year, the Fund may deduct from the payment to
                                   be made to Dreyfus, or Dreyfus will bear,
                                   such excess expense. In addition, the Fund
                                   may waive receipt of its fees and/or
                                   voluntarily assume certain expenses of the
                                   Fund, which would have the effect of lowering
                                   the overall expense ratio of the Fund.
--------------------------------------------------------------------------------
Dreyfus Socially Responsible       In the event that aggregate expenses of the
Growth Fund                        Fund exceed .40 of 1% of the value of the
                                   Fund's average net assets for the fiscal
                                   year, the Fund may deduct from the payment to
                                   be made to Dreyfus, or Dreyfus will bear,
                                   such excess expense. In addition, the Fund
                                   may waive receipt of its fees and/or
                                   voluntarily assume certain expenses of the
                                   Fund, which would have the effect of lowering
                                   the overall expense ratio of the Fund.
--------------------------------------------------------------------------------
Fidelity VIP Fund - Equity-        The Adviser has voluntarily agreed subject to
Income Portfolio                   revision or termination to reimburse a fund
                                   if, and to the extent that, its aggregate
                                   operating expenses, including management
                                   fees, exceed a specified annual rate for the
                                   fund. The expense cap is: 1.50% imposed on
                                   October 9, 1986. Since the expense ratio is
                                   significantly below the expense cap there is
                                   no reimbursement and none anticipated during
                                   the current year. Since there is no
                                   reimbursement the discontinuance of the
                                   arrangement has no effect on total fund
                                   operating expenses.
--------------------------------------------------------------------------------
Fidelity VIP Fund - Growth         The Fund may, from time to time, agree to
Portfolio                          reimburse a fund for management fees and
                                   other expenses above a specified limit. The
                                   Fund retains the ability to be repaid if
                                   expenses fall below the specified limit prior
                                   to the end of the fiscal year. Reimbursement
                                   arrangements, which may be terminated at any
                                   time, can decrease the Fund's expense and
                                   boost its performance.
--------------------------------------------------------------------------------
Fidelity VIP Fund - High-Income    The Fund may, from time to time, agree to
Portfolio                          reimburse a fund for management fees and
                                   other expenses above a specified limit. The
                                   Fund retains the ability to be repaid if
                                   expenses fall below the specified limit prior
                                   to the end of the fiscal year. Reimbursement
                                   arrangements, which may be terminated at any
                                   time, can decrease the Fund's expense and
                                   boost its performance.
--------------------------------------------------------------------------------
Fidelity Variable Insurance        The Adviser has voluntarily agreed subject to
Products Fund - Overseas           revision or termination to reimburse a fund
Portfolio                          if, and to the extent that, its aggregate
                                   operating expenses, including management
                                   fees, exceed a specified annual rate for the
                                   fund. The expense cap is: 1.50% imposed on
                                   January 28, 1986. Since the expense ratio is
                                   significantly below the expense cap there is
                                   no reimbursement and none anticipated during
                                   the current year. Since there is no
                                   reimbursement the discontinuance of the
                                   arrangement has no effect on total fund
                                   operating expenses.
--------------------------------------------------------------------------------
Fidelity VIP Fund II - Asset       The Fund may, from time to time, agree to
Manager Portfolio                  reimburse a fund for management fees and
                                   other expenses above a specified limit. The
                                   Fund retains the ability to be repaid if
                                   expenses fall below the specified limit prior
                                   to the end of the fiscal year. Reimbursement
                                   arrangements, which may be terminated at any
                                   time, can decrease the Fund's expense and
                                   boost its performance.
--------------------------------------------------------------------------------
Fidelity VIP Fund II -             The Fund may, from time to time, agree to
Contrafund Portfolio               reimburse a fund for management fees and
                                   other expenses above a specified limit. The
                                   Fund retains the ability to be repaid if
                                   expenses fall below the specified limit prior
                                   to the end of the fiscal year. Reimbursement
                                   arrangements, which may be terminated at any
                                   time, can decrease the Fund's expense and
                                   boost its performance.
--------------------------------------------------------------------------------
Neuberger&Berman Advisers          The Fund manager will limit expenses by
Management Trust - Growth          reimbursing the for its operating expenses
Portfolio                          and its pro rata share of operating expenses,
                                   that exceed 1% of the Fund's Portfolio
                                   average daily net asset value.
--------------------------------------------------------------------------------
Neuberger&Berman Advisers          The Fund manager will limit expenses by
Management Trust - Limited         reimbursing the Portfolio for its operating
Maturity Bond Portfolio            expenses and its pro rata share of operating
                                   expenses, that exceed 1% of the Fund's
                                   average daily net asset value.
--------------------------------------------------------------------------------
Neuberger&Berman Advisers          The Fund manager will limit expenses by
Management Trust - Partners        reimbursing the Portfolio for its
Portfolio                          operatingexpenses and its pro rata share of
                                   operating expenses, that exceed 1% of the
                                   Fund's average daily net asset value.
--------------------------------------------------------------------------------
Van Kampen American Capital        The Trust reimburses the Adviser for the cost
Life Investment Trust -            of the Fund's accounting services. Further,
American Capital Real Estate       the Adviser and the Subadviser may, from time
Securities Fund                    to time, agree to waive their respective
                                   investment advisory fees or any portion
                                   thereof or elect to reimburse the Fund for
                                   ordinary business expenses in excess of an
                                   agreed upon amount.
--------------------------------------------------------------------------------
Warburg Pincus Trust -             The Management Fees, Other Expenses and Total
International Equity               Portfolio Operating Expenses are net of any
Portfolio                          fee waivers or expense reimbursements.
                                   Without such waivers or reimbursements,
                                   Management Fees would have equaled 1.00%, Other Expenses would have equaled 1.21% and total Portfolio Operating Expenses would have equaled 2.21%. The Fund's investment adviser had undertaken to reduce or otherwise limit
                                   Total Portfolio Operating Expenses; there is no assurance that these undertakings will continue.

--------------------------------------------------------------------------------
          FUND                     EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
Warburg Pincus Trust - Small       The Management Fees, Other Expenses and Total
Company Growth Portfolio           Portfolio Operating Expenses are net ofany
                                   fee waivers or expense reimbursements.
                                   Without such waivers or reimbursements,
                                   Management Fees would have equaled .90%,
                                   Other Expenses would have equaled .60% and
                                   total Portfolio Operating Expenses would have
                                   equaled 1.50%. The Fund's investment adviser
                                   had undertaken to reduce or otherwise limit
                                   Total Portfolio Operating Expenses; there is
                                   no assurance that these undertakings will
                                   continue.
--------------------------------------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

Premiums

The minimum premium for which a Policy may be issued is $10,000. A Policy may be issued to an insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise of companies which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies. The Company's Home Office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT

The Nationwide VLI Separate Account-2 (the "Variable Account"), was established by a resolution of the Company's Board of Directors, on May 7,1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio, 43216, serves as Trustee for the Trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio, 43216, serves a principal underwriter for the Trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Death Benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts. The assets of each sub-account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.

Investments of the Variable Account

At the time of application, the Policy Owner elects to have the Cash Value allocated among one or more of the Variable Account sub-accounts and the Fixed Account (see "Allocation of Cash Value"). When the policy is issued, the Policy's Cash Value not allocated to the Fixed Account is placed in the Nationwide Separate Account Trust Money Market sub-account (for any Cash Value allocated to a Sub-Account on the application) or Fixed Account until expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). Such election is subject to any minimum premium limitations which may be imposed by the Underlying Mutual Fund option(s). In addition, no less than 5% of premium may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy").

Additional Premium payments, upon acceptance, will be allocated to the Nationwide Separate Account Trust Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").

Each of the Underlying Mutual Fund options is a series of registered investment companies which receive investment advice from a registered investment advisers:

1) American Century Variable Portfolios, Inc., managed by American Century Investment Management, Inc., an affiliate of American Century Companies;

2)   Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment Advisors;

3) Dreyfus Socially Responsible Growth Fund, Inc., managed by the Dreyfus Corporation;

4)   Dreyfus Variable Investment Fund, managed by the Dreyfus Corporation;

5) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

6) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;

7) The Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;

8) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

9) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

10)  Strong Special Fund II, Inc., managed by Strong Capital Management, Inc.;

11) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

12) Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust), managed by Van Eck Associates Corporation;

13) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Asset Management, Inc.; and

14)  Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

American Century Variable Portfolios, Inc., member of American CenturySM Investments

American Century Variable Portfolios, Inc. (formerly known as TCI Portfolios, Inc., was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American CenturySM Investments, American Century Variable Portfolios is managed by American Century Investment Management, Inc.

-    American Century VP Balanced

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-    American Century VP Capital Appreciation

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-    American Century VP International

     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

-    American Century VP Value

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

Dreyfus

-    The Dreyfus Socially Responsible Growth Fund, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. NCN Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

-    Dreyfus Stock Index Fund

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

Dreyfus Variable Investment Fund

     Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Growth and Income Portfolio

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

Fidelity Variable Insurance Products Fund

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-    High Income Portfolio

     Investment Objective: To obtain a high level of current income by investing primarily in high-risk, high-yielding, lower rated fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Fund's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-based securities;

     - up to 20% in common stocks and other equity securities when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Fund may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Fund's prospectus.

-    Equity-Income Portfolio

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-    Growth Portfolio

     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other Underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-    Overseas Portfolio

     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-    Asset Manager Portfolio

     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-    Contrafund Portfolio

     Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

Nationwide Separate Account Trust

Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-    Capital Appreciation Fund

     Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-    Government Bond Fund

     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-    Money Market Fund

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-    Small Company Fund

     Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less then $1 billion at the time of purchase. Nationwide Advisory Services, Inc. ("NAS"), the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

-    Total Return Fund

     Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds, with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-    Growth Portfolio

     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-    Limited Maturity Bond Portfolio

     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-    Partners Portfolio

     Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

-    Bond Fund

     Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

-    Global Securities Fund

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-    Multiple Strategies Fund

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Strong Special Fund II, Inc.

     The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Strong Variable Insurance Funds, Inc.

     Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor to the Funds.

-    Discovery Fund II, Inc.

     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-    International Stock Fund II

     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust)

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-    Worldwide Bond Fund (Formerly Global Bond Fund)

     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

-    Worldwide Emerging Markets Fund

     Investment Description: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

-    Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund)

     Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

Van Kampen American Capital Life Investment Trust

     The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-    American Capital Real Estate Securities Fund

     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

Warburg Pincus Trust

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-    International Equity Portfolio

     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-    Post-Venture Capital Portfolio

     Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

-    Small Company Growth Portfolio

     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

Reinvestment

The Underlying Mutual Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").

Transfers

The Policy Owner may transfer Cash Value among the sub-accounts of the Variable Account and the Fixed Account. A transfer will take effect on the date of receipt of written notice at the Company's Home Office. Transfer requests must be in a written form acceptable to the Company.

The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.

The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account and a portion of the Variable Account to the Fixed Account, without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the Underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

Dollar Cost Averaging

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Policy Owner to utilize dollar cost averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that dollar cost averaging, will result in a profit or protect against loss in a declining market. To qualify for dollar cost averaging, there must be a minimum total Cash Value, less policy indebtedness, of $15,000. Transfers for purposes of dollar cost averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly dollar cost averaging transfer is $100. In addition, dollar cost averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the dollar cost averaging program is requested. Transfers out of the Fixed Account, other than for dollar cost averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering dollar cost averaging upon 30 days' written notice to Policy Owners however, any such discontinuation would not affect dollar cost averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

Substitution of Securities

If shares of the Underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

Voting Rights

Voting rights under the Policies apply with respect to Cash Value allocated to the sub-accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the

Underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each sub-account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that Underlying Mutual Fund by the net asset value of one share of that Underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the Underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the Underlying Mutual Fund(s') proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

Underwriting and Issuance

-Minimum Requirements for Issuance of a Policy

The minimum amount of initial premium that will be accepted by the Company is $10,000. Policies may be issued to Insureds issue ages 80 or younger. Before issuing any Policy, the Company requires evidence of insurability satisfactory to it, which may include a medical examination.

-Premium Payments

The initial premium for a Policy is payable in full at the Company's Home Office. The minimum amount of initial premium required is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80. The Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the Policy while the insured is still living.

The Policy Owner may make additional premium payments. The Policy is primarily intended to be a single premium with a limited ability to make additional payments. Subsequent premium payments under the Policy are permitted under the following circumstances:

     1. an additional premium payment is required to keep the Policy in force (see "Grace Period"); or

     2. except in Virginia, additional premium payments of at least $1,000 may be made at any time provided the premium limits prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract are not violated.

Payment of additional premiums if accepted, may increase the Specified Amount of insurance. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. The Company may also require that any existing Policy indebtedness is repaid prior to accepting any additional premium payments.

The Company will not accept a subsequent premium payment which would result in total premiums paid exceeding the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

-Allocation of Cash Value

At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund sub-account value or the Fixed Account as if the Policy had been issued and the premium invested on the date the premium was received in good order by the Company. When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Cash Value allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Cash Value not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Sub-Account. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Cash Value allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

-Short-Term Right to Cancel Policy

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy. The scope of this right may vary by state. The policy provision approved or used by a particular state will be disclosed in any policy issued.

                                 POLICY CHARGES

Deductions from Premiums

No deduction is made from any premium at the time of payment. 100% of each premium payment is applied to the Cash Value.

Deductions from Cash Value

The Company may deduct certain charges from the Policy's Cash Value. While the Company reserves the right to change current charges, it has no present intent to do so. These are comprised of the following items:

-Charges on Surrender

No charges are deducted from any premium payment. The Company incurs certain expenses related to the sale of the Policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. To recover these expenses, the Company imposes a Surrender Charge. The Surrender Charge may be insufficient to recover all these expenses. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from Mortality and Expense Risk Charges.

The initial premium payment and any subsequent premium payment which results in an increased net amount at risk will have a Surrender Charge associated with it, that will be less than or equal to 8.5% of such premium payment, as set forth in the following chart. The Surrender Charge applies for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences (see "Tax Matters").

Completed Year(s)       Charges on        Completed Year(s)       Charges on
      Since           Surrender as a            Since           Surrender as a
 Premium Payment     % Premium Payment     Premium Payment     % Premium Payment

        0                  8.5%                   5                  7.0%
        1                  8.5%                   6                  6.0%
        2                  8.0%                   7                  5.0%
        3                  8.0%                   8                  4.0%
        4                  7.5%                   9                  0.0%

In no event will the surrender charge deducted on surrender exceed 8.5% of the total premiums paid.

The amount of the Surrender Charge may be eliminated when the Policies are issued to an officer, director, former director, partner, employee, or retired employee of the Company; an employee of the General distributor of the Policies, Nationwide Advisory Services, Inc.; or an employee of an affiliate of the Company or the General Distributor; or, a duly appointed representative of the Company who receives no commission as a result of the purchase.

Elimination of the Surrender Charge will be permitted by the Company only in those situations where the Company does not incur sales or administrative expenses normally associated with sales of a Policy. In no event will reduction of the Surrender Charge be permitted where such reduction will be unfairly discriminatory to any person.

-Annual Administrative Charge

The Company deducts an annual administrative charge at the beginning of each Policy Year after the first. It will be charged proportionately to the Cash Values in each Variable sub-account and the Fixed Account. The amount of this annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders) as follows:

 Total Net Premium Payments                           Current                       Guaranteed Maximum
Greater than        But Less                   Annual Administrative               Annual Administrative
or Equal to           than                            Charge                              Charge
-----------           ----                            ------                              ------
  $10,000            $25,000                 $90         Non-New York            $135         Non-New York
                                             $65         in New York             $120         in New York
  $25,000                                    $50         All States              $ 75         All States

-Cost of Insurance Charge

A monthly deduction for the Cost of insurance is charged proportionately against the Cash Value in each sub-account and the Fixed Account on the Policy Date and each Monthly Anniversary Day. The Company will determine the Monthly Cost of Insurance charge by multiplying the Applicable Cost of Insurance rate by the net amount at risk. The net amount at risk is equal to the Death Benefit minus the Cash Value.

Current cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the Policy's net amount at risk. Guaranteed cost of insurance rates for Standard Simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for Standard Preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas, guaranteed cost of insurance rates for Standard Simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an Insured may affect the cost of insurance rate. The Company currently places an Insured into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Simplified Issue" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Simplified Issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical Policies that are issued on a Preferred basis.

Deductions from the Sub-Accounts

The Company will deduct, on a daily basis, certain charges from the assets of the Variable Account. On an annual basis, these charges are equivalent to:

                                     Policy Years          Policy Years
                                         1-10                   11+
Current                                  1.30%                 1.00%
Guaranteed Maximum                       1.60%                 1.30%

While the Company reserves the right to change current charges, it has no present intent to do so.

These charges consist of the following items:

-Mortality and Expense Risk Charge

The Company assumes certain risks for guaranteeing mortality and expense charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the nonrecovery of policy issue, underwriting, and other administrative expenses due to Policies which lapse or are surrendered during the first ten years following each premium payment.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a daily charge from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an effective annual rate of 0.75%. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from these charges. This charge is guaranteed not to exceed 0.90%.

-Administrative Expense Charge

The Company deducts a daily Administrative Expense Charge to reimburse it for expenses related to issuance and maintenance of the Policies including underwriting, establishing policy records, accounting and record keeping, and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for its actual administrative expenses. In the aggregate, the Company expects that the charges for administrative costs will be approximately equal to the related expenses.

This charge is deducted daily from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

-Premium Tax Recovery Charge

Premium taxes are not deducted at the time a premium is paid. The Company pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates generally can range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, during the first ten Policy Years the Company deducts a daily charge from the assets of the sub-accounts. This charge is computed on a daily basis, and is equivalent to an annual effective rate of 0.30% of the assets of the Variable Account during the first ten Policy Years, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.

-Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any premium applied since the previous Valuation Date, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

How the Investment Experience is Determined

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

     (1) the net asset value per share of the Underlying Mutual Fund option held in the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund option held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b)  is the net of:

     (1) the net asset value per share of the Underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality and Expense Risk Charge, Administration Expense Charge and Premium Tax Recovery Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% for the first ten years and 1.00% thereafter of the daily net asset value of the Variable Account.

For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for Mortality and Expense Risk Charge, Administration Expense Charge, and Premium Tax Recovery Charge and any charge or credit for tax reserves.

Valuation of Assets

Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

Determining the Cash Value

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

Valuation Periods and Valuation Dates

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

Right to Surrender

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a Commercial Bank or Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

Cash Surrender Value

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender of the Policy, minus any charges, indebtedness or other deductions due on that date, which may also include a Surrender Charge.

Partial Surrenders

After the Policy has been in force for 5 Policy Years, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

     1. The maximum partial surrender in any Policy Year is limited to 10% of the total premium payments;

     2. Partial surrenders must not result in a reduction of the Cash Surrender Value below $10,000; and

     3. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and Specified Amount. Partial surrender amounts must be first deducted from the values in the Variable sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable sub-accounts.

Surrender Charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

Maturity Proceeds

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any indebtedness.

Income Tax Withholding

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, Participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the contract exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the Plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

Taking a Policy Loan

The Policy Owner may take a loan using the Policy as security. During the first year, maximum Policy indebtedness is limited to 50% of the Cash Surrender Value less interest due on the next Policy Anniversary. After the first Policy Year, the maximum Policy indebtedness is limited to 90% of the Cash Surrender Value less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $500 in New York). Should the Death Benefit become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy indebtedness will be deducted from the Death Benefit, Cash Surrender Value or the Maturity Value, respectively.

Maximum Policy indebtedness, in Texas, is limited to 90% of the Cash Surrender Value in the sub-accounts and 100% of the Cash Surrender Value in the Fixed Account less interest due on the next Policy Anniversary.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

Effect on Investment Performance

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each variable sub-account at the time of the loan. Policy Loans will be transferred from the Fixed Account only when insufficient amounts are available in the variable sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

Interest

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.

Policy Loans will be currently credited interest daily at an annual effective rate of 5.0%. This rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on Policy Loans at any time at its sole discretion. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary. It will be allocated according to the Underlying Mutual Fund Allocation Factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all Policy Loans. Interest is charged daily and is payable at the end of each Policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

Effect on Death Benefit and Cash Value

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

Repayment

All or part of a loan may be repaid at any time while the Policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the variable sub-accounts and the Fixed Account in proportion to the Policy Owner's Premium allocation in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut and New York). The Company reserves the right to require that any loan repayments resulting from Policy Loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

-Calculation of the Death Benefit

At issue, the Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the Specified Amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial Specified Amounts, under Death Benefit Option 1, for non-tobacco.

    Issue        $25,000 Single Premium         $50,000 Single Premium
     Age          Male          Female           Male           Female
     ---          ----          ------           ----           ------
     35        $179,733        $208,354        $364,774        $423,008
     40         143,373         166,704         290,792         338,264
     45         114,856         134,300         232,769         272,332
     50          92,583         108,739         187,452         220,323
     55          75,306          88,601         152,298         179,349
     60          62,112          72,636         125,453         146,866
     65          52,094          59,930         105,070         121,014

Generally, for a given premium payment, the initial Specified Amount is greater for non-tobacco than standard and females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value. Under Option 1, the amount of the Death Benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of Death Benefit may increase. To see how and when investment performance will begin to affect Death Benefits, please see the illustrations. Under Option 2, the Death Benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value and will vary directly with the investment performance.

Policy Owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased Policy Cash Values should choose Death Benefit Option 1. Policy Owners who prefer to have favorable investment performance and any future premium payments increase Death Benefits should choose Death Benefit Option 2.

The monthly Cost of Insurance for Option 1 will always be less than or equal to the monthly Cost of Insurance for the same amount of Specified Amount under Option 2 (see "Cost of Insurance Charge").

     The term "applicable percentage" means:

     1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year, and

     2. when the Insured is Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table" following.

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

Attained    Percentage     Attained    Percentage     Attained    Percentage
  Age      of Cash Value     Age      of Cash Value     Age      of Cash Value
  ---      -------------     ---      -------------     ---      -------------
0-40          250%           60          130%           80          105%
  41          243%           61          128%           81          105%
  42          236%           62          126%           82          105%
  43          229%           63          124%           83          105%
  44          222%           64          122%           84          105%

  45          215%           65          120%           85          105%
  46          209%           66          119%           86          105%
  47          203%           67          118%           87          105%
  48          197%           68          117%           88          105%
  49          191%           69          116%           89          105%

  50          185%           70          115%           90          105%
  51          178%           71          113%           91          104%
  52          171%           72          111%           92          103%

  53          164%           73          109%           93          102%
  54          157%           74          107%           94          101%

  55          150%           75          105%           95          100%
  56          146%           76          105%
  57          142%           77          105%
  58          138%           78          105%
  59          134%           79          105%

-Proceeds Payable on Death

The actual Death Proceeds payable on the Insured's death will be the Death Benefit as described above, less any outstanding Policy loans and less any unpaid Policy Charges. Under certain circumstances, the Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a modified single premium life insurance policy offered by the Company on the Policy Date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new Policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new Policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new Policy will have the same policy date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the Investment Policy of the Variable Account. The Company must inform the Policy Owner and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy holders or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable Nationwide General Account Life Insurance Policy on the life of the insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the Investment Policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require Evidence of Insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The New Policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

If the Cash Surrender Value in the Policy is insufficient to pay the Cost of Insurance Charges, Policy loan interest, or other charges which become due but are unpaid, a grace period of 61 days will be allowed for payment of sufficient premium to continue the Policy in force. The Company will notify the Policy Owner of the amount required to continue the Policy in force. If the required amount is not received within 61 days of the notice, the Policy will terminate without value. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date:

2.   providing evidence of insurability satisfactory to the Company;

3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period;

4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

5. paying or reinstating any indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by us. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate Surrender Charge. Such Surrender Charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement. Unless the Policy Owner has provided otherwise, the allocation of the amount of the Surrender Charge, additional premium payments, and any loan repayments will be based on the Underlying Mutual Fund Allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION

Under exemptive and exclusionary provisions, interests in Nationwide's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Nationwide has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed-Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of Nationwide's general assets (General Account). Nationwide's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed-Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request and in the annual statement the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                                    COVERAGE

After the first Policy Year, the Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

Changes in the Specified Amount

Payment of additional premiums or changes in the Death Benefit Option may require an increase to the Specified Amount (the minimum increase in the Specified Amount permitted by the Company is $10,000). An approved increase will have an effective date of the Monthly Anniversary Day on or next following the date we approve the supplemental application. The Company reserves the right to limit such increases to one per Policy Year, and to require satisfactory evidence of insurability for any increase in the Specified Amount. In addition, the rate class, rate class multiple and rate type for the increase in Specified Amount must be identical to those on the Policy Date. The Specified Amount cannot be decreased if, after the decrease, the policy would fail to satisfy the definition of Life Insurance under Section 7702 of the Code.

Changes in the Death Benefit Option

The Policy Owner may change the Death Benefit Option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in Death Benefit Option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

Policy Owner

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a Contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no Contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

Beneficiary

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving beneficiary, unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

Assignment

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.

The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

Incontestability

The Company will not contest a Death Benefit based on representations in any written application when such benefit has been in force, during the lifetime of the Insured, for two years.

Error in Age or Sex

If the Insured's age, sex or both, as stated in the application, are incorrect, the affected benefits will be adjusted to reflect the correct age or sex.

Suicide

If the Insured dies by suicide within two years from the Policy Date, the Company will pay no more than the sum of the premiums, less any unpaid loan. If the Insured dies by suicide within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

Nonparticipating Policies

The Policies are nonparticipating. This means that they do not participate in any dividend distribution of the Company's surplus.

Riders

A rider may be added as an addition to the Policy. Riders currently include:

     1.   Accelerated Death Benefit Rider; and

     2.   Maturity Extension Endorsement.

Rider availability varies by state.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES

The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc.

NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, and Nationwide Asset Allocation Trust, which are open-end management investment companies.

Gross commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 7.50% of the premiums paid.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

Policy Proceeds

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance Policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same Federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

The Policies described in this prospectus, meet the definition of "modified endowment contracts" under Section 7702A of the Code. The Code defines modified endowment contracts as those Policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid up benefits after seven level annual premiums. The Policies offered in this prospectus typically fall within this definition. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain Distributions made under a Policy on the life of a "terminally ill individual" or "chronically ill individuals") are subject to federal income taxes in a manner similar to the way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code generally provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code. Under certain circumstances, certain distributions made under a Policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are excludible from gross income.

Even though exchanges under Section 1035 of the Code qualify as material changes, certain exchanges of pre-June 22, 1988 Policies may retain their non-modified endowment status. Therefore, the Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a Policy is not a modified endowment contract, a cash distribution during the first fifteen years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment as a result of certain material changes or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817 (h) provide that a variable life Policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the Policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the Internal Revenue Service have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

- Federal Estate and Generation-Skipping Transfer Taxes

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, an estate of less than $600,000 (inclusive of certain predeath gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the Insured dies, the death benefit will generally be included in the lnsured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policy, such as the right to borrow on the Policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the Internal Revenue Service as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes,

- Non-Resident Aliens

Distributions to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if not taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

Taxation of the Company

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

Tax Changes

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice.

In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Policy.

If the Policy Owner, Insured, or Beneficiary or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the Death Benefit, or other Distributions and/or ownership of the Policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting if when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account, Nationwide DC Variable Account and Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of the Company.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Indemnity Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Financial Services, Inc. is the sole shareholder of Nationwide Life.

Directors of the Company

                                  Director
     Name                          Since     Principal Occupation
     ----                          -----     --------------------
Lewis J. Alphin                    1993      Farm Owner and Operator (1)
Keith W. Eckel                     1996      Partner, Fred W. Eckel Sons;
                                             President, Eckel Farms, Inc. (1)
Willard J. Engel                   1994      General Manager Lyon County
                                             Co-Operative Oil Company (1)
Fred C. Finney                     1992      Owner and Operator, Moreland Fruit
                                             Farm; Operator, Melrose Orchard (1)
Charles L. Fuellgraf, Jr. * +      1969      Chief Executive Officer, Fuellgraf
                                             Electric Company. (1)
Joseph J. Gasper*+                 1996      President and Chief Operating
                                             Officer, Nationwide Life Insurance
                                             Company and Nationwide Life and
                                             Annuity Insurance Company. (2)
Henry S. Holloway *+               1986      Farm Owner and Operator (1)
Dimon Richard McFerson *+          1988      Chairman and Chief Executive
                                             Officer, Nationwide Insurance
                                             Enterprise (2)
David O. Miller *+                 1985      President, Owen Potato Farm, Inc.;
                                             Partner, M&M Enterprises (1)
C. Ray Noecker                     1994      Owner and Operator, Noecker Farms
                                             (1)
James F. Patterson +               1989      Vice President, Pattersons, Inc.;
                                             President, Patterson Farms, Inc.
                                             (1)
Arden L. Shisler *+                1984      President and Chief Executive
                                             Officer, K&B Transport, Inc. (1)
Robert L. Stewart                  1989      Owner and Operator, Sunnydale Farms
                                             and Mining (1)
Nancy C. Thomas *                  1986      Farm Owner and Operator. (1)
Harold W. Weihl                    1990      Farm Owner and Operator, Weihl
                                             Farms (1)

*Member, Executive Committee                 +Member, Investment Committee

1)   Principal occupation for last five years.

2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. Holloway, McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

Executive Officers of the Company

Name                               Office Held
----                               -----------

Dimon Richard McFerson             Chairman and Chief Executive Officer-
                                   Nationwide Insurance Enterprise

Joseph J. Gasper                   President and Chief Operating Officer

Gordon E. McCutchan                Executive Vice President, Law and Corporate
                                   Services and Secretary

Robert A. Oakley                   Executive Vice President-Chief Financial
                                   Officer

Robert J. Woodward, Jr.            Executive Vice President-Chief Investment
                                   Officer

James E. Brock                     Senior Vice President - Life Company
                                   Operations

W. Sidney Druen                    Senior Vice President and General Counsel and
                                   Assistant Secretary

Harvey S. Galloway, Jr.            Senior Vice President and Chief Actuary

Richard A. Karas                   Senior Vice President - Sales and Financial
                                   Services

Mark R. Thresher                   Vice President - Controller

Duane M. Campbell                  Vice President - Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Thresher, who joined the Registrant in 1996. From 1988-1996, Mr. Thresher served as a partner in the accounting firm KPMG Peat Marwick LLP and lead partner for Nationwide Insurance Enterprise from 1993-1996.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy debt, as well as interest on the debt for the preceding year.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as change in Specified Amount, change in Death Benefit Option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, increase in loan principal, loan repayments, unpaid loan interest added to principal, reinstatement and termination.

                                   ADVERTISING

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the

Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                        ILLUSTRATIONS OF WHEN ADDITIONAL
                         PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a Policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

Example 2: A male non-tobacco, age 55, purchases a Policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit option.

The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of March 31, 1997.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.20, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that the Company deducts an annual administrative charge at the beginning of each Policy Year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1       10,500       9,648       8,798       43,190       10,231        9,381       43,190        10,815         9,965       43,190
 2       11,025       9,227       8,377       43,190       10,394        9,544       43,190        11,630        10,780       43,190
 3       11,576       8,803       8,003       43,190       10,553        9,753       43,190        12,516        11,716       43,190
 4       12,155       8,372       7,572       43,190       10,705        9,905       43,190        13,480        12,680       43,190
 5       12,763       7,935       7,185       43,190       10,851       10,101       43,190        14,529        13,779       43,190
 6       13,401       7,489       6,789       43,190       10,988       10,288       43,190        15,671        14,971       43,190
 7       14,071       7,032       6,432       43,190       11,113       10,513       43,190        16,916        16,316       43,190
 8       14,775       6,560       6,060       43,190       11,225       10,725       43,190        18,272        17,772       43,190
 9       15,513       6,069       5,669       43,190       11,319       10,919       43,190        19,751        19,351       43,190
10       16,289       5,557       5,557       43,190       11,392       11,392       43,190        21,366        21,366       43,190
11       17,103       5,035       5,035       43,190       11,475       11,475       43,190        23,201        23,201       43,190
12       17,959       4,490       4,490       43,190       11,538       11,538       43,190        25,222        25,222       43,190
13       18,856       3,919       3,919       43,190       11,580       11,580       43,190        27,452        27,452       43,190
14       19,799       3,321       3,321       43,190       11,596       11,596       43,190        29,917        29,917       43,190
15       20,789       2,690       2,690       43,190       11,584       11,584       43,190        32,646        32,646       43,746
16       21,829       2,023       2,023       43,190       11,539       11,539       43,190        35,659        35,659       46,357
17       22,920       1,314       1,314       43,190       11,456       11,456       43,190        38,958        38,958       49,866
18       24,066         557         557       43,190       11,329       11,329       43,190        42,567        42,567       53,634
19       25,270           0           0            0       11,150       11,150       43,190        46,516        46,516       57,680
20       26,533           0           0            0       10,912       10,912       43,190        50,841        50,841       62,026
21       27,860           0           0            0       10,609       10,609       43,190        55,577        55,577       66,693
22       29,253           0           0            0       10,207       10,207       43,190        60,747        60,747       72,289
23       30,715           0           0            0        9,693        9,693       43,190        66,389        66,389       78,339
24       32,251           0           0            0        9,046        9,046       43,190        72,545        72,545       84,878
25       33,864           0           0            0        8,243        8,243       43,190        79,262        79,262       91,944
26       35,557           0           0            0        7,251        7,251       43,190        86,588        86,588       99,576
27       37,335           0           0            0        6,029        6,029       43,190        94,613        94,613      106,912
28       39,201           0           0            0        4,521        4,521       43,190       103,414       103,414      114,790
29       41,161           0           0            0        2,661        2,661       43,190       113,085       113,085      123,263
30       43,219           0           0            0          370          370       43,190       123,736       123,736      132,398

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                GUARANTEED VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1       10,500       9,607       8,757       43,190       10,188        9,338       43,190       10,770        9,920        43,190
 2       11,025       9,091       8,241       43,190       10,247        9,397       43,190       11,472       10,622        43,190
 3       11,576       8,573       7,773       43,190       10,295        9,495       43,190       12,229       11,429        43,190
 4       12,155       8,050       7,250       43,190       10,330        9,530       43,190       13,046       12,246        43,190
 5       12,763       7,520       6,770       43,190       10,351        9,601       43,190       13,930       13,180        43,190
 6       13,401       6,981       6,281       43,190       10,355        9,655       43,190       14,885       14,185        43,190
 7       14,071       6,429       5,829       43,190       10,338        9,738       43,190       15,917       15,317        43,190
 8       14,775       5,861       5,361       43,190       10,297        9,797       43,190       17,033       16,533        43,190
 9       15,513       5,273       4,873       43,190       10,226        9,826       43,190       18,240       17,840        43,190
10       16,289       4,659       4,659       43,190       10,122       10,122       43,190       19,547       19,547        43,190
11       17,103       4,028       4,028       43,190       10,009       10,009       43,190       21,028       21,028        43,190
12       17,959       3,360       3,360       43,190        9,853        9,853       43,190       22,642       22,642        43,190
13       18,856       2,653       2,653       43,190        9,650        9,650       43,190       24,408       24,408        43,190
14       19,799       1,899       1,899       43,190        9,390        9,390       43,190       26,343       26,343        43,190
15       20,789       1,089       1,089       43,190        9,066        9,066       43,190       28,469       28,469        43,190
16       21,829         216         216       43,190        8,667        8,667       43,190       30,813       30,813        43,190
17       22,920           0           0            0        8,181        8,181       43,190       33,404       33,404        43,190
18       24,066           0           0            0        7,590        7,590       43,190       36,263       36,263        45,692
19       25,270           0           0            0        6,876        6,876       43,190       39,380       39,380        48,831
20       26,533           0           0            0        6,017        6,017       43,190       42,770       42,770        52,180
21       27,860           0           0            0        4,988        4,988       43,190       46,462       46,462        55,754
22       29,253           0           0            0        3,762        3,762       43,190       50,467       50,467        60,056
23       30,715           0           0            0        2,307        2,307       43,190       54,814       54,814        64,680
24       32,251           0           0            0          582          582       43,190       59,530       59,530        69,650
25       33,864           0           0            0            0            0            0       64,645       64,645        74,988
26       35,557           0           0            0            0            0            0       70,193       70,193        80,722
27       37,335           0           0            0            0            0            0       76,248       76,248        86,161
28       39,201           0           0            0            0            0            0       82,870       82,870        91,985
29       41,161           0           0            0            0            0            0       90,128       90,128        98,240
30       43,219           0           0            0            0            0            0       98,112       98,112       104,979

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                 CURRENT VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1       10,500       9,662       8,812       41,661       10,246        9,396       41,661        10,831         9,981       41,661
 2       11,025       9,233       8,383       41,661       10,400        9,550       41,661        11,636        10,786       41,661
 3       11,576       8,801       8,001       41,661       10,550        9,750       41,661        12,513        11,713       41,661
 4       12,155       8,367       7,567       41,661       10,697        9,897       41,661        13,469        12,669       41,661
 5       12,763       7,928       7,178       41,661       10,838       10,088       41,661        14,510        13,760       41,661
 6       13,401       7,482       6,782       41,661       10,973       10,273       41,661        15,646        14,946       41,661
 7       14,071       7,028       6,428       41,661       11,098       10,498       41,661        16,885        16,285       41,661
 8       14,775       6,564       6,064       41,661       11,213       10,713       41,661        18,238        17,738       41,661
 9       15,513       6,085       5,685       41,661       11,314       10,914       41,661        19,715        19,315       41,661
10       16,289       5,589       5,589       41,661       11,399       11,399       41,661        21,330        21,330       41,661
11       17,103       5,089       5,089       41,661       11,500       11,500       41,661        23,168        23,168       41,661
12       17,959       4,569       4,569       41,661       11,584       11,584       41,661        25,192        25,192       41,661
13       18,856       4,028       4,028       41,661       11,650       11,650       41,661        27,425        27,425       41,661
14       19,799       3,462       3,462       41,661       11,696       11,696       41,661        29,893        29,893       41,661
15       20,789       2,869       2,869       41,661       11,717       11,717       41,661        32,620        32,620       43,711
16       21,829       2,243       2,243       41,661       11,712       11,712       41,661        35,618        35,618       46,303
17       22,920       1,582       1,582       41,661       11,675       11,675       41,661        38,899        38,899       49,790
18       24,066         877         877       41,661       11,600       11,600       41,661        42,489        42,489       53,537
19       25,270         124         124       41,661       11,481       11,481       41,661        46,420        46,420       57,561
20       26,533         (*)         (*)          (*)       11,313       11,313       41,661        50,725        50,725       61,884
21       27,860         (*)         (*)          (*)       11,088       11,088       41,661        55,440        55,440       66,528
22       29,253         (*)         (*)          (*)       10,780       10,780       41,661        60,589        60,589       72,101
23       30,715         (*)         (*)          (*)       10,377       10,377       41,661        66,211        66,211       78,129
24       32,251         (*)         (*)          (*)        9,863        9,863       41,661        72,349        72,349       84,648
25       33,864         (*)         (*)          (*)        9,218        9,218       41,661        79,049        79,049       91,696
26       35,557         (*)         (*)          (*)        8,415        8,415       41,661        86,360        86,360       99,314
27       37,335         (*)         (*)          (*)        7,420        7,420       41,661        94,370        94,370      106,638
28       39,201         (*)         (*)          (*)        6,187        6,187       41,661       103,157       103,157      114,504
29       41,161         (*)         (*)          (*)        4,662        4,662       41,661       112,811       112,811      122,964
30       43,219         (*)         (*)          (*)        2,782        2,782       41,661       123,442       123,442      132,083

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                GUARANTEED VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1       10,500       9,613       8,763       41,661       10,195        9,345       41,661       10,778        9,928        41,661
 2       11,025       9,091       8,241       41,661       10,246        9,396       41,661       11,471       10,621        41,661
 3       11,576       8,566       7,766       41,661       10,287        9,487       41,661       12,220       11,420        41,661
 4       12,155       8,036       7,236       41,661       10,315        9,515       41,661       13,029       12,229        41,661
 5       12,763       7,501       6,751       41,661       10,329        9,579       41,661       13,904       13,154        41,661
 6       13,401       6,958       6,258       41,661       10,327        9,627       41,661       14,851       14,151        41,661
 7       14,071       6,403       5,803       41,661       10,305        9,705       41,661       15,875       15,275        41,661
 8       14,775       5,833       5,333       41,661       10,259        9,759       41,661       16,984       16,484        41,661
 9       15,513       5,243       4,843       41,661       10,185        9,785       41,661       18,183       17,783        41,661
10       16,289       4,630       4,630       41,661       10,079       10,079       41,661       19,484       19,484        41,661
11       17,103       4,001       4,001       41,661        9,965        9,965       41,661       20,958       20,958        41,661
12       17,959       3,337       3,337       41,661        9,810        9,810       41,661       22,567       22,567        41,661
13       18,856       2,634       2,634       41,661        9,608        9,608       41,661       24,329       24,329        41,661
14       19,799       1,887       1,887       41,661        9,354        9,354       41,661       26,262       26,262        41,661
15       20,789       1,087       1,087       41,661        9,037        9,037       41,661       28,388       28,388        41,661
16       21,829         225         225       41,661        8,648        8,648       41,661       30,734       30,734        41,661
17       22,920         (*)         (*)          (*)        8,175        8,175       41,661       33,328       33,328        42,660
18       24,066         (*)         (*)          (*)        7,601        7,601       41,661       36,171       36,171        45,575
19       25,270         (*)         (*)          (*)        6,909        6,909       41,661       39,262       39,262        48,685
20       26,533         (*)         (*)          (*)        6,077        6,077       41,661       42,626       42,626        52,004
21       27,860         (*)         (*)          (*)        5,083        5,083       41,661       46,288       46,288        55,546
22       29,253         (*)         (*)          (*)        3,899        3,899       41,661       50,262       50,262        59,812
23       30,715         (*)         (*)          (*)        2,495        2,495       41,661       54,574       54,574        64,398
24       32,251         (*)         (*)          (*)          832          832       41,661       59,252       59,252        69,325
25       33,864         (*)         (*)          (*)          (*)          (*)          (*)       64,327       64,327        74,620
26       35,557         (*)         (*)          (*)          (*)          (*)          (*)       69,831       69,831        80,305
27       37,335         (*)         (*)          (*)          (*)          (*)          (*)       75,838       75,838        85,697
28       39,201         (*)         (*)          (*)          (*)          (*)          (*)       82,407       82,407        91,472
29       41,161         (*)         (*)          (*)          (*)          (*)          (*)       89,608       89,608        97,672
30       43,219         (*)         (*)          (*)          (*)          (*)          (*)       97,528       97,528       104,355

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1        26,250       24,150     22,025       114,856      25,610       23,485      114,856       27,070        24,945      114,856
 2        27,563       23,244     21,119       114,856      26,170       24,045      114,856       29,269        27,144      114,856
 3        28,941       22,329     20,329       114,856      26,728       24,728      114,856       31,663        29,663      114,856
 4        30,388       21,403     19,403       114,856      27,283       25,283      114,856       34,271        32,271      114,856
 5        31,907       20,464     18,589       114,856      27,833       25,958      114,856       37,114        35,239      114,856
 6        33,502       19,507     17,757       114,856      28,373       26,623      114,856       40,215        38,465      114,856
 7        35,178       18,527     17,027       114,856      28,899       27,399      114,856       43,599        42,099      114,856
 8        36,936       17,517     16,267       114,856      29,407       28,157      114,856       47,291        46,041      114,856
 9        38,783       16,471     15,471       114,856      29,889       28,889      114,856       51,323        50,323      114,856
10        40,722       15,381     15,381       114,856      30,340       30,340      114,856       55,730        55,730      114,856
11        42,758       14,286     14,286       114,856      30,846       30,846      114,856       60,734        60,734      114,856
12        44,896       13,139     13,139       114,856      31,322       31,322      114,856       66,242        66,242      114,856
13        47,141       11,938     11,938       114,856      31,766       31,766      114,856       72,314        72,314      114,856
14        49,498       10,678     10,678       114,856      32,172       32,172      114,856       79,018        79,018      114,856
15        51,973        9,347      9,347       114,856      32,533       32,533      114,856       86,430        86,430      115,816
16        54,572        7,937      7,937       114,856      32,839       32,839      114,856       94,608        94,608      122,990
17        57,300        6,438      6,438       114,856      33,084       33,084      114,856      103,567       103,567      132,566
18        60,165        4,835      4,835       114,856      33,252       33,252      114,856      113,376       113,376      142,854
19        63,174        3,110      3,110       114,856      33,331       33,331      114,856      124,117       124,117      153,905
20        66,332        1,250      1,250       114,856      33,307       33,307      114,856      135,882       135,882      165,776
21        69,649          (*)        (*)           (*)      33,167       33,167      114,856      148,773       148,773      178,528
22        73,132          (*)        (*)           (*)      32,852       32,852      114,856      162,859       162,859      193,803
23        76,788          (*)        (*)           (*)      32,335       32,335      114,856      178,249       178,249      210,334
24        80,627          (*)        (*)           (*)      31,582       31,582      114,856      195,061       195,061      228,222
25        84,659          (*)        (*)           (*)      30,553       30,553      114,856      213,424       213,424      247,572
26        88,892          (*)        (*)           (*)      29,190       29,190      114,856      233,477       233,477      268,499
27        93,336          (*)        (*)           (*)      27,420       27,420      114,856      255,453       255,453      288,662
28        98,003          (*)        (*)           (*)      25,149       25,149      114,856      279,563       279,563      310,315
29       102,903          (*)        (*)           (*)      22,267       22,267      114,856      306,052       306,052      333,597
30       108,049          (*)        (*)           (*)      18,645       18,645      114,856      335,215       335,215      358,680

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                  Cash                                     Cash
Policy   Interest     Cash        Surr         Death       Cash         Surr          Death        Cash          Surr         Death
 Year     at 5%       Value       Value       Benefit      Value        Value        Benefit       Value         Value       Benefit
 ----     -----       -----       -----       -------      -----        -----        -------       -----         -----       -------
 1       26,250       23,986      21,861      114,856      25,439       23,314       114,856       26,893        24,768      114,856
 2       27,563       22,886      20,761      114,856      25,785       23,660       114,856       28,855        26,730      114,856
 3       28,941       21,772      19,772      114,856      26,108       24,108       114,856       30,974        28,974      114,856
 4       30,388       20,639      18,639      114,856      26,405       24,405       114,856       33,264        31,264      114,856
 5       31,907       19,484      17,609      114,856      26,671       24,796       114,856       35,740        33,865      114,856
 6       33,502       18,299      16,549      114,856      26,900       25,150       114,856       38,418        36,668      114,856
 7       35,178       17,077      15,577      114,856      27,084       25,584       114,856       41,314        39,814      114,856
 8       36,936       15,808      14,558      114,856      27,211       25,961       114,856       44,449        43,199      114,856
 9       38,783       14,478      13,478      114,856      27,271       26,271       114,856       47,841        46,841      114,856
10       40,722       13,080      13,080      114,856      27,252       27,252       114,856       51,518        51,518      114,856
11       42,758       11,635      11,635      114,856      27,224       27,224       114,856       55,675        55,675      114,856
12       44,896       10,093      10,093      114,856      27,095       27,095       114,856       60,212        60,212      114,856
13       47,141        8,443       8,443      114,856      26,855       26,855       114,856       65,178        65,178      114,856
14       49,498        6,670       6,670      114,856      26,485       26,485       114,856       70,627        70,627      114,856
15       51,973        4,750       4,750      114,856      25,961       25,961       114,856       76,618        76,618      114,856
16       54,572        2,661       2,661      114,856      25,260       25,260       114,856       83,226        83,226      114,856
17       57,300          376         376      114,856      24,351       24,351       114,856       90,539        90,539      115,890
18       60,165          (*)         (*)          (*)      23,193       23,193       114,856       98,577        98,577      124,207
19       63,174          (*)         (*)          (*)      21,739       21,739       114,856      107,322       107,322      133,080
20       66,332          (*)         (*)          (*)      19,937       19,937       114,856      116,838       116,838      142,542
21       69,649          (*)         (*)          (*)      17,729       17,729       114,856      127,197       127,197      152,637
22       73,132          (*)         (*)          (*)      15,048       15,048       114,856      138,440       138,440      164,743
23       76,788          (*)         (*)          (*)      11,819       11,819       114,856      150,639       150,639      177,754
24       80,627          (*)         (*)          (*)       7,945        7,945       114,856      163,876       163,876      191,735
25       84,659          (*)         (*)          (*)       3,298        3,298       114,856      178,237       178,237      206,755
26       88,892          (*)         (*)          (*)         (*)          (*)           (*)      193,811       193,811      222,883
27       93,336          (*)         (*)          (*)         (*)          (*)           (*)      210,810       210,810      238,215
28       98,003          (*)         (*)          (*)         (*)          (*)           (*)      229,396       229,396      254,630
29      102,903          (*)         (*)          (*)         (*)          (*)           (*)      249,769       249,769      272,248
30      108,049          (*)         (*)          (*)         (*)          (*)           (*)      272,174       272,174      291,226

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                 Cash                                   Cash
Policy   Interest     Cash        Surr         Death       Cash        Surr          Death       Cash         Surr           Death
 Year     at 5%       Value       Value       Benefit      Value       Value        Benefit      Value        Value         Benefit
 ----     -----       -----       -----       -------      -----       -----        -------      -----        -----         -------
 1      105,000      96,739      88,239      306,283      102,589      94,089      306,283       108,440        99,940       306,283
 2      110,250      93,383      84,883      306,283      105,137      96,637      306,283       117,585       109,085       306,283
 3      115,763      89,974      81,974      306,283      107,694      99,694      306,283       127,568       119,568       306,283
 4      121,551      86,501      78,501      306,283      110,252     102,252      306,283       138,476       130,476       306,283
 5      127,628      82,946      75,446      306,283      112,803     105,303      306,283       150,407       142,907       306,283
 6      134,010      79,293      72,293      306,283      115,336     108,336      306,283       163,474       156,474       306,283
 7      140,710      75,523      69,523      306,283      117,841     111,841      306,283       177,802       171,802       306,283
 8      147,746      71,608      66,608      306,283      120,302     115,302      306,283       193,535       188,535       306,283
 9      155,133      67,519      63,519      306,283      122,700     118,700      306,283       210,839       206,839       306,283
10      162,889      63,229      63,229      306,283      125,021     125,021      306,283       229,907       229,907       306,283
11      171,034      58,892      58,892      306,283      127,633     127,633      306,283       251,719       251,719       306,283
12      179,586      54,277      54,277      306,283      130,163     130,163      306,283       275,838       275,838       328,247
13      188,565      49,358      49,358      306,283      132,599     132,599      306,283       302,264       302,264       356,672
14      197,993      44,099      44,099      306,283      134,926     134,926      306,283       331,200       331,200       387,504
15      207,893      38,450      38,450      306,283      137,120     137,120      306,283       362,883       362,883       420,944
16      218,287      32,346      32,346      306,283      139,149     139,149      306,283       397,573       397,573       457,209
17      229,202      25,701      25,701      306,283      140,972     140,972      306,283       435,649       435,649       492,283
18      240,662      18,410      18,410      306,283      142,534     142,534      306,283       477,469       477,469       529,991
19      252,695      10,359      10,359      306,283      143,780     143,780      306,283       523,444       523,444       570,554
20      265,330       1,439       1,439      306,283      144,661     144,661      306,283       574,048       574,048       614,231
21      278,596         (*)         (*)          (*)      145,132     145,132      306,283       629,829       629,829       661,320
22      292,526         (*)         (*)          (*)      144,926     144,926      306,283       690,887       690,887       725,432
23      307,152         (*)         (*)          (*)      143,931     143,931      306,283       757,697       757,697       795,582
24      322,510         (*)         (*)          (*)      142,010     142,010      306,283       830,766       830,766       872,304
25      338,635         (*)         (*)          (*)      138,970     138,970      306,283       910,637       910,637       956,169
26      355,567         (*)         (*)          (*)      134,551     134,551      306,283       997,885       997,885     1,047,779
27      373,346         (*)         (*)          (*)      128,402     128,402      306,283     1,093,114     1,093,114     1,147,770
28      392,013         (*)         (*)          (*)      120,049     120,049      306,283     1,196,957     1,196,957     1,256,805
29      411,614         (*)         (*)          (*)      108,884     108,884      306,283     1,310,077     1,310,077     1,375,581
30      432,194         (*)         (*)          (*)       94,130      94,130      306,283     1,433,178     1,433,178     1,504,837

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                 Cash                                   Cash
Policy   Interest     Cash        Surr         Death       Cash        Surr          Death       Cash         Surr           Death
 Year     at 5%       Value       Value       Benefit      Value       Value        Benefit      Value        Value         Benefit
 ----     -----       -----       -----       -------      -----       -----        -------      -----        -----         -------
 1      105,000      95,852      87,352      306,283      101,673       93,173      306,283       107,496        98,996      306,283
 2      110,250      91,521      83,021      306,283      103,163       94,663      306,283       115,497       106,997      306,283
 3      115,763      87,064      79,064      306,283      104,532       96,532      306,283       124,141       116,141      306,283
 4      121,551      82,453      74,453      306,283      105,756       97,756      306,283       133,492       125,492      306,283
 5      127,628      77,655      70,155      306,283      106,805       99,305      306,283       143,622       136,122      306,283
 6      134,010      72,629      65,629      306,283      107,648      100,648      306,283       154,616       147,616      306,283
 7      140,710      67,333      61,333      306,283      108,247      102,247      306,283       166,572       160,572      306,283
 8      147,746      61,704      56,704      306,283      108,548      103,548      306,283       179,600       174,600      306,283
 9      155,133      55,671      51,671      306,283      108,493      104,493      306,283       193,836       189,836      306,283
10      162,889      49,165      49,165      306,283      108,021      108,021      306,283       209,448       209,448      306,283
11      171,034      42,244      42,244      306,283      107,394      107,394      306,283       227,322       227,322      306,283
12      179,586      34,672      34,672      306,283      106,231      106,231      306,283       247,172       247,172      306,283
13      188,565      26,361      26,361      306,283      104,455      104,455      306,283       269,279       269,279      317,749
14      197,993      17,197      17,197      306,283      101,967      101,967      306,283       293,468       293,468      343,358
15      207,893       7,028       7,028      306,283       98,637       98,637      306,283       319,774       319,774      370,937
16      218,287         (*)         (*)          (*)       94,291       94,291      306,283       348,374       348,374      400,630
17      229,202         (*)         (*)          (*)       88,701       88,701      306,283       379,619       379,619      428,970
18      240,662         (*)         (*)          (*)       81,573       81,573      306,283       413,798       413,798      459,316
19      252,695         (*)         (*)          (*)       72,547       72,547      306,283       451,258       451,258      491,871
20      265,330         (*)         (*)          (*)       61,209       61,209      306,283       492,415       492,415      526,884
21      278,596         (*)         (*)          (*)       47,072       47,072      306,283       537,777       537,777      564,666
22      292,526         (*)         (*)          (*)       29,542       29,542      306,283       587,126       587,126      616,482
23      307,152         (*)         (*)          (*)        7,877        7,877      306,283       640,781       640,781      672,820
24      322,510         (*)         (*)          (*)          (*)          (*)          (*)       699,082       699,082      734,036
25      338,635         (*)         (*)          (*)          (*)          (*)          (*)       762,382       762,382      800,501
26      355,567         (*)         (*)          (*)          (*)          (*)          (*)       831,040       831,040      872,592
27      373,346         (*)         (*)          (*)          (*)          (*)          (*)       905,421       905,421      950,692
28      392,013         (*)         (*)          (*)          (*)          (*)          (*)       985,884       985,884    1,035,178
29      411,614         (*)         (*)          (*)          (*)          (*)          (*)     1,072,794     1,072,794    1,126,434
30      432,194         (*)         (*)          (*)          (*)          (*)          (*)     1,166,530     1,166,530    1,224,857

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                 Cash                                   Cash
Policy   Interest     Cash        Surr         Death       Cash        Surr          Death       Cash         Surr           Death
 Year     at 5%       Value       Value       Benefit      Value       Value        Benefit      Value        Value         Benefit
 ----     -----       -----       -----       -------      -----       -----        -------      -----        -----         -------
 1      105,000      96,411      87,911      211,021      102,271       93,771      211,021       108,132        99,632      211,021
 2      110,250      92,664      84,164      211,021      104,469       95,969      211,021       116,975       108,475      211,021
 3      115,763      88,792      80,792      211,021      106,641       98,641      211,021       126,678       118,678      211,021
 4      121,551      84,775      76,775      211,021      108,780      100,780      211,021       137,358       129,358      211,021
 5      127,628      80,584      73,084      211,021      110,878      103,378      211,021       149,147       141,647      211,021
 6      134,010      76,184      69,184      211,021      112,920      105,920      211,021       162,201       155,201      211,021
 7      140,710      71,529      65,529      211,021      114,888      108,888      211,021       176,706       170,706      211,021
 8      147,746      66,561      61,561      211,021      116,756      111,756      211,021       192,884       187,884      214,101
 9      155,133      61,220      57,220      211,021      118,501      114,501      211,021       210,796       206,796      229,767
10      162,889      55,443      55,443      211,021      120,105      120,105      211,021       230,457       230,457      246,589
11      171,034      49,332      49,332      211,021      121,925      121,925      211,021       252,818       252,818      265,459
12      179,586      42,435      42,435      211,021      123,489      123,489      211,021       277,294       277,294      291,159
13      188,565      34,621      34,621      211,021      124,760      124,760      211,021       304,076       304,076      319,280
14      197,993      25,730      25,730      211,021      125,694      125,694      211,021       333,367       333,367      350,036
15      207,893      15,545      15,545      211,021      126,223      126,223      211,021       365,385       365,385      383,654
16      218,287       3,772       3,772      211,021      126,257      126,257      211,021       400,359       400,359      420,377
17      229,202         (*)         (*)          (*)      125,669      125,669      211,021       438,533       438,533      460,460
18      240,662         (*)         (*)          (*)      124,291      124,291      211,021       480,160       480,160      504,168
19      252,695         (*)         (*)          (*)      121,913      121,913      211,021       525,506       525,506      551,781
20      265,330         (*)         (*)          (*)      118,269      118,269      211,021       574,852       574,852      603,594
21      278,596         (*)         (*)          (*)      113,027      113,027      211,021       628,499       628,499      659,924
22      292,526         (*)         (*)          (*)      105,596      105,596      211,021       686,715       686,715      721,051
23      307,152         (*)         (*)          (*)       95,309       95,309      211,021       749,817       749,817      787,307
24      322,510         (*)         (*)          (*)       81,237       81,237      211,021       818,129       818,129      859,036
25      338,635         (*)         (*)          (*)       62,036       62,036      211,021       891,982       891,982      936,581
26      355,567         (*)         (*)          (*)       35,735       35,735      211,021       971,700       971,700    1,020,285
27      373,346         (*)         (*)          (*)          (*)          (*)          (*)     1,059,640     1,059,640    1,102,026
28      392,013         (*)         (*)          (*)          (*)          (*)          (*)     1,157,081     1,157,081    1,191,794
29      411,614         (*)         (*)          (*)          (*)          (*)          (*)     1,265,587     1,265,587    1,290,898
30      432,194         (*)         (*)          (*)          (*)          (*)          (*)     1,387,129     1,387,129    1,401,000

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES

                              0% Hypothetical                        6% Hypothetical                        12% Hypothetical
                          Gross Investment Return                Gross Investment Return                 Gross Investment Return
                          -----------------------                -----------------------                 -----------------------
         Premiums
         Paid Plus                Cash                                 Cash                                   Cash
Policy   Interest     Cash        Surr         Death       Cash        Surr          Death       Cash         Surr           Death
 Year     at 5%       Value       Value       Benefit      Value       Value        Benefit      Value        Value         Benefit
 ----     -----       -----       -----       -------      -----       -----        -------      -----        -----         -------
 1      105,000      95,034      86,534      211,021      100,868      92,368      211,021       106,704        98,204       211,021
 2      110,250      89,719      81,219      211,021      101,432      92,932      211,021       113,852       105,352       211,021
 3      115,763      84,082      76,082      211,021      101,737      93,737      211,021       121,598       113,598       211,021
 4      121,551      78,062      70,062      211,021      101,741      93,741      211,021       130,038       122,038       211,021
 5      127,628      71,581      64,081      211,021      101,390      93,890      211,021       139,285       131,785       211,021
 6      134,010      64,533      57,533      211,021      100,607      93,607      211,021       149,475       142,475       211,021
 7      140,710      56,782      50,782      211,021       99,297      93,297      211,021       160,780       154,780       211,021
 8      147,746      48,149      43,149      211,021       97,330      92,330      211,021       173,422       168,422       211,021
 9      155,133      38,424      34,424      211,021       94,556      90,556      211,021       187,699       183,699       211,021
10      162,889      27,369      27,369      211,021       90,802      90,802      211,021       203,946       203,946
11      171,034      14,785      14,785      211,021       86,146      86,146      211,021       222,686       222,686       233,820
12      179,586         260         260      211,021       80,087      80,087      211,021       243,073       243,073       255,226
13      188,565           0           0            0       72,333      72,333      211,021       265,238       265,238       278,500
14      197,993           0           0            0       62,500      62,500      211,021       289,323       289,323       303,789
15      207,893           0           0            0       50,057      50,057      211,021       315,472       315,472       331,246
16      218,287           0           0            0       34,257      34,257      211,021       343,835       343,835       361,027
17      229,202           0           0            0       14,056      14,056      211,021       374,561       374,561       393,289
18      240,662           0           0            0            0           0            0       407,800       407,800       428,190
19      252,695           0           0            0            0           0            0       443,702       443,702       465,887
20      265,330           0           0            0            0           0            0       482,423       482,423       506,544
21      278,596           0           0            0            0           0            0       524,126       524,126       550,332
22      292,526           0           0            0            0           0            0       568,982       568,982       597,431
23      307,152           0           0            0            0           0            0       617,167       617,167       648,026
24      322,510           0           0            0            0           0            0       668,864       668,864       702,308
25      338,635           0           0            0            0           0            0       724,248       724,248       760,460
26      355,567           0           0            0            0           0            0       783,477       783,477       822,651
27      373,346           0           0            0            0           0            0       849,021       849,021       882,982
28      392,013           0           0            0            0           0            0       921,956       921,956       949,615
29      411,614           0           0            0            0           0            0     1,003,596     1,003,596     1,023,667
30      432,194           0           0            0            0           0            0     1,095,621     1,095,621     1,106,577

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 3

The following performance tables display historical investment results of the Underlying Mutual Fund sub-accounts of the Variable Account. This information may be useful in helping potential investors in deciding which Underlying Mutual Fund sub-accounts to choose and in assessing the competence of the Underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the Underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the Underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.

                             FUND PERFORMANCE TABLE


                         -----------------------------------------------------------------------------------------------------------
                                                Annual Percentage Change              Non annualized Percentage Change
                         -----------------------------------------------------------------------------------------------------------
                         Fund           Unit                                 1 mo      1 Yr     2 Yrs     3 Yrs.    5 yrs. Inception
Underlying Mutual Fund   Inception      Values   1994     1995     1996       to        to        to        to        to       to
                         Date**                                            12/31/96  12/31/96  12/31/96  12/31/96  12/31/96 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
American Century VP
Balanced                05/01/91      14.3     -0.68     19.56     10.75     -2.57     10.75     32.42     31.51     29.62      61.3
------------------------------------------------------------------------------------------------------------------------------------
American Century VP
Capital Appreciation    11/20/87     16.16     -2.44     29.41     -5.56     -3.23     -5.56     22.21     19.22      26.4    126.25
------------------------------------------------------------------------------------------------------------------------------------
American Century VP
International           05/01/94     11.75       N/A     10.77     12.92      1.94     12.92     25.08       N/A       N/A      17.8
------------------------------------------------------------------------------------------------------------------------------------
American Century VP
Value                   05/01/96     10.14       N/A       N/A       N/A      0.61       N/A       N/A       N/A       N/A     11.32
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable
Investment Fund
Growth & Income Fund    05/02/94      9.99       N/A     59.87     18.08      -2.2     18.08     88.78       N/A       N/A     83.25
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially
Responsible Growth
Fund                    10/06/93     17.04      0.19     32.83     19.66     -3.55     19.66     58.94     59.23       N/A     70.42
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index
Fund                    09/29/89     16.47     -0.42     35.02     20.95     -2.15     20.95      63.3     62.62     85.51     130.6
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II
-Asset Manager
Portfolio               09/06/89     20.05      -7.3     15.45     13.12     -1.57     13.12     30.59     21.06     59.71    104.27
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II
-Contrafund Portfolio   01/03/95     13.26       N/A       N/A     19.73     -0.71     19.73       N/A       N/A       N/A     65.03
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Equity-Income
Portfolio               10/09/86     24.42      5.69     33.35      12.8     -1.75      12.8     50.42     58.98    114.13    217.54
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Growth Portfolio        10/09/86     23.77     -1.31     33.62     13.22     -3.19     13.22     51.28      49.3     89.79    259.72
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
High Income Portfolio   09/19/85      25.2     -2.81     19.05     12.55      1.26     12.55     33.99     30.22     88.11    207.53
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Overseas Portfolio      01/28/87     14.16      0.41      8.26     11.75      0.42     11.75     20.98     21.48     45.01     86.63
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital
Appreciation Fund       04/15/92     17.98     -2.18     27.69      24.5      0.13      24.5     58.98     55.52       N/A     76.32
------------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond
Fund                    11/08/82     16.45     -4.48     17.22      2.14     -1.24      2.14     19.73     14.37     31.61    202.54
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund  11/10/81     12.48      2.54      4.29      3.74      0.31      3.74      8.19     10.93     14.82    130.02
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company
Fund                    10/23/95     13.83       N/A       N/A     21.23      1.06     21.23       N/A       N/A       N/A     38.33
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund  11/08/82     23.04     -0.23     27.43     20.26      0.03     20.26     53.25      52.9     78.72    526.54
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Growth
Portfolio               09/10/84     17.52     -6.21     30.03      7.72     -0.69      7.72     40.07     31.37      49.7    275.91
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Bond Portfolio   09/10/84     14.09     -1.44      9.51      2.95     -0.18      2.95     12.74     11.11     21.38    127.25
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Partners
Portfolio               03/22/94     17.26       N/A     34.71     27.89      0.07     27.89     72.28       N/A       N/A     66.63
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund - Bond
Fund                    04/30/85     16.61      -3.2     15.49      3.44     -1.03      3.44     19.46     15.63     35.61    155.68
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund - Global
Securities              11/12/90     13.27     -6.94      0.92     16.27      0.68     16.27     17.34       9.2     68.31     72.14
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund -
Multiple  Strategies    02/09/87      18.7     -3.21      19.8        14     -0.62        14     36.56     32.18     62.73    158.51
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Strong Variable
Insurance Funds, Inc.
-Discovery Fund II,
Inc.                    05/08/92     16.13     -6.61     33.52      -0.5     -0.48      -0.5     32.85     24.07       N/A     61.34
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable
Insurance Funds, Inc.
-International Stock
Fund II                 10/20/95     11.14       N/A       N/A      8.95     -0.91      8.95       N/A       N/A       N/A     11.52
------------------------------------------------------------------------------------------------------------------------------------
Strong Special Fund
II, Inc.                05/08/92     21.08      2.26      24.2     16.62     -0.37     16.62     44.83     48.11       N/A    110.77
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide  Emerging
Markets Fund            09/01/89     16.58     -6.02      9.56     16.53      0.85     16.53     27.68     19.99     84.78     62.49
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Bond Fund    09/01/89     14.34     -2.59     15.79      1.19     -1.01      1.19     17.17     14.14     13.48     46.05
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Hard
Assets Fund             12/27/95     10.07       N/A       N/A     25.09      0.94     25.09       N/A       N/A       N/A     23.83
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen American
Capital Life
Investment Trust -
American Capital Real
Estate Securities Fund  07/03/95     14.93       N/A       N/A     38.71     10.94     38.71       N/A       N/A       N/A     49.33
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-International
Equity Portfolio        06/30/95     11.57       N/A       N/A      8.56      0.09      8.56       N/A       N/A       N/A     15.74
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-Post Venture
Capital Portfolio       11/18/96     10.16       N/A       N/A       N/A     -0.12       N/A       N/A       N/A       N/A     -2.55
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-Small Company
Growth Portfolio        06/30/95     13.98       N/A       N/A     12.43      2.18     12.43       N/A       N/A       N/A     39.76
------------------------------------------------------------------------------------------------------------------------------------

                        ------------------------------
                         Annualized Percentage Change
                        ------------------------------
                          3 Yrs.    5 yrs.   Inception
                            to        to        to
Underlying Mutual Fund   12/31/96  12/31/96  12/31/96
------------------------------------------------------
American Century VP
Balanced                  9.56      5.33      8.81
------------------------------------------------------
American Century VP
Capital Appreciation      6.04       4.8      9.37
------------------------------------------------------
American Century VP
International              N/A       N/A      6.34
------------------------------------------------------
American Century VP
Value                      N/A       N/A       N/A
------------------------------------------------------

------------------------------------------------------
Dreyfus Variable
Investment Fund
Growth & Income Fund       N/A       N/A     25.56
------------------------------------------------------
Dreyfus Socially
Responsible Growth
Fund                     16.77       N/A     17.92
------------------------------------------------------
Dreyfus Stock Index
Fund                     17.59     13.16     12.21
------------------------------------------------------

------------------------------------------------------
Fidelity VIP Fund II
-Asset Manager
Portfolio                 6.58      9.82     10.25
------------------------------------------------------
Fidelity VIP Fund II
-Contrafund Portfoli       N/A       N/A      28.6
------------------------------------------------------
Fidelity VIP Fund -
Equity-Income
Portfolio                16.71     16.45     11.96
------------------------------------------------------
Fidelity VIP Fund -
Growth Portfolio         14.29     13.67     13.34
------------------------------------------------------
Fidelity VIP Fund -
High Income Portfoli       9.2     13.47     10.47
------------------------------------------------------
Fidelity VIP Fund -
Overseas Portfolio         6.7      7.72      6.49
------------------------------------------------------

------------------------------------------------------
NSAT Capital
Appreciation Fund        15.86       N/A      12.8
------------------------------------------------------
NSAT Government Bond
Fund                      4.58      5.65      8.14
------------------------------------------------------
NSAT Money Market Fu      3.52       2.8      5.66
------------------------------------------------------
NSAT Small Company
Fund                       N/A       N/A      31.4
------------------------------------------------------
NSAT Total Return Fu      15.2     12.31     13.85
------------------------------------------------------

------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Growth
Portfolio                 9.52       8.4     11.36
------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Bond Portfoli      3.58      3.95       6.9
------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Partners
Portfolio                  N/A       N/A     20.21
------------------------------------------------------

------------------------------------------------------
Oppenheimer Variable
Account Fund - Bond
Fund                      4.96      6.28      8.38
------------------------------------------------------
Oppenheimer Variable
Account Fund - Globa
Securities                2.98     10.97      9.26
------------------------------------------------------
Oppenheimer Variable
Account Fund -
Multiple  Strategies      9.75     10.23     10.08
------------------------------------------------------

------------------------------------------------------
Strong Variable
Insurance Funds, Inc
-Discovery Fund II,
Inc.                      7.45       N/A     10.85
------------------------------------------------------
Strong Variable
Insurance Funds, Inc
-International Stock
Fund II                    N/A       N/A      9.54
------------------------------------------------------
Strong Special Fund
II, Inc.                 13.99       N/A     17.41
------------------------------------------------------

------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide  Emerging
Markets Fund              6.26     13.07      6.85
------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Bond Fund      4.51      2.56       5.3
------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Hard
Assets Fund                N/A       N/A     23.55
------------------------------------------------------

------------------------------------------------------
Van Kampen American
Capital Life
Investment Trust -
American Capital Rea
Estate Securities Fu       N/A       N/A     30.84
------------------------------------------------------

------------------------------------------------------
Warburg Pincus
Trust-International
Equity Portfolio           N/A       N/A     10.29
------------------------------------------------------
Warburg Pincus
Trust-Post Venture
Capital Portfolio          N/A       N/A       N/A
------------------------------------------------------
Warburg Pincus
Trust-Small Company
Growth Portfolio           N/A       N/A     25.15
------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 1.30% asset charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the 1.30% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                          CASH VALUE PERFORMANCE TABLE

                        ---------------------------------------------------------------------------------------------------------
                                     1 Year to 12/31/96      2 Years to 12/31/96     3 Years to 12/31/96     5 Years to 12/31/96
                        ---------------------------------------------------------------------------------------------------------
                          Fund                   Cash                    Cash                    Cash                    Cash
Underlying Mutual Fund  Inception    Accum       Surr.       Accum       Surr.       Accum       Surr.       Accum       Surr.
                         Date**      Value       Value       Value       Value       Value       Value       Value       Value
---------------------------------------------------------------------------------------------------------------------------------
American Century VP
Balanced                05/01/91    $ 54,658    $ 50,408    $ 64,623    $ 60,373    $ 63,056    $ 59,056    $ 59,420    $ 55,670
---------------------------------------------------------------------------------------------------------------------------------
American Century VP
Capital Appreciation    11/20/87    $ 46,568    $ 42,318    $ 59,736    $ 55,486    $ 57,206    $ 53,206    $ 58,395    $ 54,645
---------------------------------------------------------------------------------------------------------------------------------
American Century VP
International           05/01/94    $ 55,732    $ 51,482    $ 60,890    $ 56,640          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
American Century VP
Value                   05/01/94          NA          NA          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable
Investment Fund
Growth & Income Fund    05/02/94    $ 58,347    $ 54,097    $ 92,846    $ 88,596          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially
Responsible Growth
Fund                    10/06/93    $ 59,098    $ 54,848    $ 77,816    $ 73,566    $ 76,654    $ 72,654          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index
Fund                    09/29/89    $ 59,728    $ 55,478    $ 79,982    $ 75,732    $ 78,281    $ 74,281    $ 86,703    $ 82,953
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II
-Asset Manager
Portfolio               09/06/89    $ 55,832    $ 51,582    $ 63,666    $ 59,416    $ 57,768    $ 53,768    $ 74,834    $ 71,084
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II
-Contrafund Portfolio   01/03/95    $ 59,117    $ 54,867          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Equity-Income
Portfolio               10/09/86    $ 55,675    $ 51,425    $ 73,614    $ 69,364    $ 76,677    $ 72,677    $101,563    $ 97,813
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Growth Portfolio        10/09/86    $ 55,904    $ 51,654    $ 76,507    $ 72,257    $ 74,149    $ 70,149    $ 92,174    $ 88,424
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
High Income Portfolio   09/19/85    $ 55,565    $ 51,315    $ 65,419    $ 61,169    $ 62,402    $ 58,402    $ 89,224    $ 85,474
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -
Overseas Portfolio      01/28/87    $ 55,157    $ 50,907    $ 58,875    $ 54,625    $ 58,133    $ 54,133    $ 67,399    $ 63,649
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NSAT Capital
Appreciation Fund       04/15/92    $ 61,499    $ 57,249    $ 77,603    $ 73,353    $ 74,531    $ 70,531          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond
Fund                    11/08/82    $ 50,362    $ 46,112    $ 59,075    $ 54,825    $ 55,305    $ 51,305    $ 61,842    $ 58,092
---------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market
Fund                    11/10/81    $ 51,179    $ 46,929    $ 52,413    $ 48,163    $ 52,860    $ 48,860    $ 52,653    $ 48,903
---------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company
Fund                    10/23/95    $ 59,902    $ 55,652          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return
Fund                    11/08/82    $ 59,383    $ 55,133    $ 74,893    $ 70,643    $ 73,455    $ 69,455    $ 83,535    $ 79,785
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Growth
Portfolio               09/10/84    $ 53,154    $ 48,904    $ 68,535    $ 64,285    $ 62,984    $ 58,984    $ 69,644    $ 65,894
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Bond Portfolio   09/10/84    $ 50,775    $ 46,525    $ 54,856    $ 50,606    $ 53,072    $ 49,072    $ 56,072    $ 52,322
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Partners
Portfolio               03/22/94    $ 63,183    $ 58,933    $ 84,414    $ 80,164          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund - Bond
Fund                    04/30/85    $ 51,009    $ 46,759    $ 58,208    $ 53,958    $ 55,270    $ 51,270    $ 63,066    $ 59,316
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund -
Global Securities       11/12/90    $ 57,407    $ 53,157    $ 57,023    $ 52,773    $ 51,951    $ 47,951    $ 79,155    $ 75,405
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Fund -
Multiple  Strategies    02/09/87    $ 56,275    $ 52,025    $ 66,682    $ 62,432    $ 63,332    $ 59,332    $ 76,143    $ 72,393
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Strong Variable
Insurance Funds,
Inc. -Discovery Fund
II, Inc.                05/08/92    $ 49,040    $ 44,790    $ 64,929    $ 60,679    $ 59,384    $ 55,384          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Strong Variable
Insurance Funds,
Inc. -International
Stock Fund II           10/20/95    $ 53,797    $ 49,547          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Strong Special Fund
II, Inc.                05/08/92    $ 57,573    $ 53,323    $ 70,763    $ 66,513    $ 71,223    $ 67,223          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide  Emerging
Markets Fund            09/01/89    $ 57,581    $ 53,331    $ 62,210    $ 57,960    $ 57,275    $ 53,275    $ 87,255    $ 83,505
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Bond Fund    09/01/89    $ 49,891    $ 45,641    $ 57,111    $ 52,861    $ 54,572    $ 50,572    $ 51,940    $ 48,190
---------------------------------------------------------------------------------------------------------------------------------

                        ---------------------------------------------
                         10 Years to 12/31/96   Inception to 12/31/96
                        ---------------------------------------------
                                       Cash                 Cash
Underlying Mutual Fund     Accum       Surr.     Accum      Surr.
                           Value       Value     Value      Value
---------------------------------------------------------------------
American Century VP
Balanced                      NA          NA    $ 74,673    $ 71,173
---------------------------------------------------------------------
American Century VP
Capital Appreciation          NA          NA    $102,271    $102,271
---------------------------------------------------------------------
American Century VP
International                 NA          NA    $ 56,516    $ 52,516
---------------------------------------------------------------------
American Century VP
Value                         NA          NA    $ 55,165    $ 50,915
---------------------------------------------------------------------

---------------------------------------------------------------------
Dreyfus Variable
Investment Fund
Growth & Income Fund          NA          NA    $ 89,069    $ 85,069
---------------------------------------------------------------------
Dreyfus Socially
Responsible Growth
Fund                          NA          NA    $ 81,943    $ 77,943
---------------------------------------------------------------------
Dreyfus Stock Index
Fund                          NA          NA    $104,768    $102,268
---------------------------------------------------------------------

---------------------------------------------------------------------
Fidelity VIP Fund II
-Asset Manager
Portfolio                     NA          NA    $ 93,347    $ 90,847
---------------------------------------------------------------------
Fidelity VIP Fund II
-Contrafund Portfoli          NA          NA    $ 80,875    $ 76,625
---------------------------------------------------------------------
Fidelity VIP Fund -
Equity-Income
Portfolio               $141,964    $141,964    $140,829    $140,829
---------------------------------------------------------------------
Fidelity VIP Fund -
Growth Portfolio        $169,144    $169,144    $162,707    $162,707
---------------------------------------------------------------------
Fidelity VIP Fund -
High Income Portfoli    $108,810    $108,810    $135,060    $135,060
---------------------------------------------------------------------
Fidelity VIP Fund -
Overseas Portfolio            NA          NA    $ 79,118    $ 79,118
---------------------------------------------------------------------

---------------------------------------------------------------------
NSAT Capital
Appreciation Fund             NA          NA    $ 82,394    $ 78,644
---------------------------------------------------------------------
NSAT Government Bond
Fund                    $ 86,333    $ 86,333    $129,204    $129,204
---------------------------------------------------------------------
NSAT Money Market
Fund                    $ 64,711    $ 64,711    $ 92,972    $ 92,972
---------------------------------------------------------------------
NSAT Small Company
Fund                          NA          NA    $ 68,202    $ 63,952
---------------------------------------------------------------------
NSAT Total Return
Fund                    $127,358    $127,358    $287,487    $287,487
---------------------------------------------------------------------

---------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Growth
Portfolio               $115,896    $115,896    $170,971    $170,971
---------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Bond Portfoli    $ 71,419    $ 71,419    $ 97,924    $ 97,924
---------------------------------------------------------------------
Neuberger & Berman
Advisers Management
Trust -Partners
Portfolio                     NA          NA    $ 80,362    $ 76,362
---------------------------------------------------------------------

---------------------------------------------------------------------
Oppenheimer Variable
Account Fund - Bond
Fund                    $ 88,916    $ 88,916    $112,121    $112,121
---------------------------------------------------------------------
Oppenheimer Variable
Account Fund -
Global Securities             NA          NA    $ 79,021    $ 76,021
---------------------------------------------------------------------
Oppenheimer Variable
Account Fund -
Multiple  Strategies          NA          NA    $115,391    $115,391
---------------------------------------------------------------------

---------------------------------------------------------------------
Strong Variable
Insurance Funds,
Inc. -Discovery Fund
II, Inc.                      NA          NA    $ 76,065    $ 72,315
---------------------------------------------------------------------
Strong Variable
Insurance Funds,
Inc. -International
Stock Fund II                 NA          NA    $ 54,833    $ 50,583
---------------------------------------------------------------------
Strong Special Fund
II, Inc.                      NA          NA    $100,525    $ 96,775
---------------------------------------------------------------------

---------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide  Emerging
Markets Fund                  NA          NA    $ 71,287    $ 68,787
---------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Bond Fund          NA          NA    $ 65,263    $ 62,763
---------------------------------------------------------------------

                        ---------------------------------------------------------------------------------------------------------
                                     1 Year to 12/31/96      2 Years to 12/31/96     3 Years to 12/31/96     5 Years to 12/31/96
                        ---------------------------------------------------------------------------------------------------------
                          Fund                   Cash                    Cash                    Cash                    Cash
Underlying Mutual Fund  Inception    Accum       Surr.       Accum       Surr.       Accum       Surr.       Accum       Surr.
                         Date**      Value       Value       Value       Value       Value       Value       Value       Value
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Hard
Assets Fund             09/01/89    $ 61,825    $ 57,575          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen American
Capital Life
Investment Trust -
American Capital
Real Estate
Securities Fund         12/27/95    $ 68,503    $ 64,253          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-International
Equity Portfolio        06/30/95    $ 53,587    $ 49,337          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-Post Venture
Capital Portfolio       11/18/96          NA          NA          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus
Trust-Small Company
Growth Portfolio        06/30/95    $ 55,521    $ 51,271          NA          NA          NA          NA          NA          NA
---------------------------------------------------------------------------------------------------------------------------------

                        ---------------------------------------------
                         10 Years to 12/31/96   Inception to 12/31/96
                        ---------------------------------------------
                                       Cash                 Cash
Underlying Mutual Fund     Accum       Surr.     Accum      Surr.
                           Value       Value     Value      Value
---------------------------------------------------------------------
Van Eck Worldwide
Insurance Trust
-Worldwide Hard
Assets Fund                   NA          NA    $ 61,067    $ 56,817
---------------------------------------------------------------------

---------------------------------------------------------------------
Van Kampen American
Capital Life
Investment Trust -
American Capital
Real Estate
Securities Fund               NA          NA    $ 73,247    $ 68,997
---------------------------------------------------------------------

---------------------------------------------------------------------
Warburg Pincus
Trust-International
Equity Portfolio              NA          NA    $ 56,738    $ 52,488
---------------------------------------------------------------------
Warburg Pincus
Trust-Post Venture
Capital Portfolio             NA          NA    $ 48,555    $ 44,305
---------------------------------------------------------------------
Warburg Pincus
Trust-Small Company
Growth Portfolio              NA          NA    $ 68,754    $ 64,504
---------------------------------------------------------------------

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit and an initial specified amount of $187,451.64. The cash surrender value figures reflect the deduction of all applicable Policy Charges, including a 1.30% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

**The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such Underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and Underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         146,819 shares (cost $3,024,270) .................................    $ 2,949,585
      Dreyfus Stock Index Fund (DryStkIx)
         763,499 shares (cost $14,597,832) ................................     15,483,766
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,131,003 shares (cost $38,585,366) ..............................     44,815,000
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         1,730,628 shares (cost $51,294,462) ..............................     53,891,755
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,362,065 shares (cost $16,148,006) ..............................     17,053,049
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         859,910 shares (cost $14,604,187) ................................     16,200,703
      Fidelity VIP II - Asset Manager Portfolio (FidVIPAM)
         1,317,970 shares (cost $19,127,367) ..............................     22,313,225
      Fidelity VIP II - Contrafund Portfolio (FidVIPCon)
         824,740 shares (cost $12,402,278) ................................     13,657,697
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         505,369 shares (cost $7,950,583) .................................      8,227,404
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         605,008 shares (cost $6,588,470) .................................      6,679,290
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         34,777,014 shares (cost $34,777,014) .............................     34,777,014
      Nationwide SAT - Small Company Fund (NSATSmCo)
         425,548 shares (cost $5,751,682) .................................      5,910,856
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,193,395 shares (cost $37,809,735) ..............................     42,376,355
      Neuberger &Berman - Growth Portfolio (NBAMTGro)
         493,535 shares (cost $12,574,511) ................................     12,723,337
      Neuberger &Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         197,236 shares (cost $2,784,764) .................................      2,771,172
      Neuberger &Berman - Partners Portfolio (NBAMTPart)
         646,222 shares (cost $9,535,912) .................................     10,649,743
      Oppenheimer - Bond Fund (OppBdFd)
         513,225 shares (cost $5,888,181) .................................      5,968,803
      Oppenheimer - Global Securities Fund (OppGlSec)
         561,069 shares (cost $8,710,530) .................................      9,914,098
      Oppenheimer - Multiple Strategies Fund (OppMult)
         509,706 shares (cost $7,225,046) .................................      7,966,703


      Strong Special Fund II, Inc. (StSpec2)
         893,185 shares (cost $14,371,245) ................................     17,184,873
      Strong VIF - Strong Discovery Fund II (StDisc2)
         624,950 shares (cost $7,308,503) .................................      6,749,458
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         162,907 shares (cost $1,831,224) .................................      1,829,443
      TCI Portfolios - TCI Balanced (TCIBal)
         351,201 shares (cost $2,386,878) .................................      2,648,056
      TCI Portfolios - TCI Growth (TCIGro)
         1,169,740 shares (cost $12,750,085) ..............................     11,978,141
      TCI Portfolios - TCI International (TCIInt)
         576,818 shares (cost $3,278,870) .................................      3,437,835
      TCI Portfolios - TCI Value (TCIValue)
         1,637 shares (cost $9,188) .......................................          9,133
      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         377,518 shares (cost $6,100,328) .................................      6,312,096
      Van Eck - Worldwide Bond Fund (VEWrldBd)
         202,885 shares (cost $2,232,824) .................................      2,252,023
      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         257 shares (cost $3,213) .........................................          3,213
      Van Kampen American Capital LIT - Real Estate Securities Fund (VKACRES
         216,078 shares (cost $2,880,829) .................................      3,193,630
      Warburg Pincus - International Equity Portfolio (WPIntEq)
         730,797 shares (cost $8,366,199) .................................      8,389,554
      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         514,119 shares (cost $7,238,771) .................................      7,326,189
                                                                             -------------
            Total investments .............................................    405,643,199
   Accounts receivable ....................................................      3,525,975
                                                                             -------------
            Total assets ..................................................    409,169,174
                                                                             -------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................  $ 409,169,174
                                                                             =============







See accompanying notes to financial statements.


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                           1996              1995              1994
                                                                       ------------      -----------       -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends . . . . . . . . . . . . .    $ 16,972,691        6,764,208         3,376,057
   Mortality and expense charges (note 3) . . . . . . . . . . . . .      (2,983,466)      (1,747,342)         (879,737)
                                                                       ------------      -----------       -----------
      Net investment activity . . . . . . . . . . . . . . . . . . .      13,989,225        5,016,866         2,496,320
                                                                       ------------      -----------       -----------

   Proceeds from mutual fund shares sold  . . . . . . . . . . . . .     275,979,207      163,574,836       184,340,809
   Cost of mutual fund shares sold  . . . . . . . . . . . . . . . .    (266,008,543)    (154,208,870)     (184,441,475)
                                                                       ------------      -----------       -----------
      Realized gain (loss) on investments . . . . . . . . . . . . .       9,970,664        9,365,966          (100,666)
   Change in unrealized gain (loss) on investments  . . . . . . . .      12,175,328       17,134,325        (3,604,010)
                                                                       ------------      -----------       -----------
      Net gain (loss) on investments  . . . . . . . . . . . . . . .      22,145,992       26,500,291        (3,704,676)
                                                                       ------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations  . . . . . . . . . . .      36,135,217       31,517,157        (1,208,356)
                                                                       ------------      -----------       -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners  . . . . . . . .     174,104,282      106,694,208        77,172,455
   Surrenders (note 2d) . . . . . . . . . . . . . . . . . . . . . .      (6,124,049)      (4,970,867)       (1,308,994)
   Death benefits . . . . . . . . . . . . . . . . . . . . . . . . .        (730,700)        (143,265)          (15,398)
   Policy loans (net of repayments) (note 5)  . . . . . . . . . . .      (6,468,023)      (2,529,830)       (2,980,396)
   Deductions for surrender charges (note 2d) . . . . . . . . . . .        (721,263)        (364,725)         (116,899)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c)  . . . . . . . .     (24,075,896)     (14,110,656)       (5,382,393)
   Deductions for asset charges (note 3)  . . . . . . . . . . . . .         (20,037)          -                 -
                                                                       ------------      -----------       -----------
         Net increase (decrease) in equity transactions . . . . . .     135,964,314       84,574,865        67,368,375
                                                                       ------------      -----------       -----------


NET CHANGE IN CONTRACT OWNERS' EQUITY . . . . . . . . . . . . . . .     172,099,531      116,092,022        66,160,019
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD . . . . . . . . . . . .     237,069,643      120,977,621        54,817,602
                                                                       ------------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD . . . . . . . . . . . . . . .   $ 409,169,174      237,069,643       120,977,621
                                                                      =============      ===========       ===========



See accompanying notes to financial statements.



                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

     The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

   (b) The Contracts

     Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

     Contract owners may invest in the following:

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)

      Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryGroInc)

      Portfolios of the Fidelity Variable Insurance Products Fund
      (Fidelity VIP);
         Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         Fidelity VIP - Growth Portfolio (FidVIPGr)
         Fidelity VIP - High Income Portfolio (FidVIPHI)
         Fidelity VIP - Overseas Portfolio (FidVIPOv)

      Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
         Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

      Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
         Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         Nationwide SAT - Government Bond Fund (NSATGvtBd)
         Nationwide SAT - Money Market Fund (NSATMyMkt)
         Nationwide SAT - Small Company Fund (NSATSmCo)
         Nationwide SAT - Total Return Fund (NSATTotRe)

      Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
         Neuberger & Berman - Growth Portfolio (NBAMTGro)
         Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

      Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
         Oppenheimer - Bond Fund (OppBdFd)
         Oppenheimer - Global Securities Fund (OppGlSec)
         Oppenheimer - Multiple Strategies Fund (OppMult)

        Strong Special Fund II, Inc. (StSpec2)

        Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
           Strong VIF - Strong Discovery Fund II (StDisc2)
           Strong VIF - Strong International Stock Fund II (StIntStk2)

        Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
           TCI Portfolios - TCI Balanced (TCIBal)
           TCI Portfolios - TCI Growth (TCIGro)
           TCI Portfolios - TCI International (TCIInt)
           TCI Portfolios - TCI Value (TCIValue)

        Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
           Van Eck - Gold and Natural Resources Fund (VEGoldNR)
           Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
            Bond Fund (VEGlobBd))
           Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

        Fund of the Van Kampen American Capital Life Investment Trust
         (Van Kampen American Capital);
           Van Kampen American Capital LIT - Real Estate Securities Fund
            (VKACRESec)

        Portfolios of the Warburg Pincus Trust (Warburg Pincus);
           Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds (except Dreyfus Variable Investment Fund - Growth and Income Portfolio and Warburg Pincus - Post Venture Capital Portfolio.) The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

      Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) POLICY CHARGES

   (a) Deductions from Premiums

      On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

      On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

      The Company may at its sole discretion reduce this sales loading.

   (b) Cost of Insurance

      A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured to die.

   (c) Administrative Charges

      An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

      For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

      Contracts issued prior to April 16, 1990:

         Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

      Contracts issued on or after April 16, 1990:

         Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
         Purchase payments totalling $25,000 or more - $50/year

      For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

      For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

      For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

      For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

   (d) Surrender Charges

      Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

      For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

      For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

      For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

      For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

      The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3) ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

      For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contacts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4) DEATH BENEFITS

      Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Asset charges
               (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                              UNITS       UNIT VALUE
                                                                              -----       ----------
Single Premium contracts issued prior to April 16, 1990:
      Fidelity VIP - Equity-Income Portfolio ........................         8,709       $29.854628       $260,004
      Fidelity VIP - Growth Portfolio ...............................         5,280        34.379126        181,522
      Fidelity VIP - High Income Portfolio ..........................         3,462        24.493313         84,796
      Fidelity VIP - Overseas Portfolio .............................         5,297        19.654083        104,108
      Fidelity VIP-II - Asset Manager Portfolio .....................         1,158        20.525705         23,769
      Nationwide SAT - Government Bond Fund .........................         2,831        19.842234         56,173
      Nationwide SAT - Money Market Fund ............................        28,405        14.875178        422,529
      Nationwide SAT - Total Return Fund ............................         1,189        26.717684         31,767
      Neuberger &Berman - Growth Portfolio ..........................         5,398        24.838185        134,077
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........         5,192        16.433880         85,325
      Oppenheimer - Global Securities Fund ..........................         1,616        13.422186         21,690
      Strong Special Fund II, Inc. ..................................           406        21.426416          8,699
      TCI Portfolios - TCIGrowth ....................................         8,408        24.053649        202,243
      Van Eck - Gold and Natural Resources Fund .....................         4,593        15.014547         68,962
      Van Eck - Worldwide Bond Fund .................................            23        14.682655            338
      Van Kampen American Capital LIT - Real Estate Securities Fund .         5,134        15.011508         77,069
      Warburg Pincus - International Equity Portfolio ...............         1,802        11.634515         20,965

Single Premium contracts issued on or after April 16, 1990:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............        16,672        17.041821        284,121
      Dreyfus Stock Index Fund ......................................       166,883        16.474993      2,749,396
      Fidelity VIP - Equity-Income Portfolio ........................       556,249        24.419978     13,583,588
      Fidelity VIP - Growth Portfolio ...............................       436,608        23.774932     10,380,326
      Fidelity VIP - High Income Portfolio ..........................       160,710        25.198564      4,049,661
      Fidelity VIP - Overseas Portfolio .............................       349,868        14.155666      4,952,615
      Fidelity VIP-II - Asset Manager Portfolio .....................       328,224        20.046209      6,579,647
      Fidelity VIP-II - Contrafund Portfolio ........................       253,591        13.256842      3,361,816
      Nationwide SAT - Capital Appreciation Fund ....................        69,468        17.984058      1,249,317
      Nationwide SAT - Government Bond Fund .........................       215,649        16.449774      3,547,377
      Nationwide SAT - Money Market Fund ............................     1,264,987        12.479104     15,785,904
      Nationwide SAT - Small Company Fund ...........................        84,265        13.833221      1,165,656
      Nationwide SAT - Total Return Fund ............................       145,392        23.035683      3,349,204
      Neuberger &Berman - Growth Portfolio ..........................       171,390        17.521012      3,002,926
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........        72,295        14.088625      1,018,537
      Neuberger &Berman - Partners Portfolio ........................       166,759        17.259712      2,878,212
      Oppenheimer - Bond Fund .......................................       107,202        16.608318      1,780,445
      Oppenheimer - Global Securities Fund ..........................       112,397        13.270426      1,491,556
      Oppenheimer - Multiple Strategies Fund ........................       137,052        18.701076      2,563,020
      Strong Special Fund II, Inc. ..................................       145,314        21.077454      3,062,849
      Strong VIF - Strong Discovery Fund II .........................        96,856        16.133543      1,562,630
      Strong VIF - Strong International Stock Fund II ...............        51,959        11.141803        578,917
      TCI Portfolios - TCIBalanced ..................................        38,880        14.303509        556,120
      TCI Portfolios - TCIGrowth ....................................       187,431        16.163625      3,029,564
      TCI Portfolios - TCIInternational .............................       140,670        11.748051      1,652,598
      Van Eck - Gold and Natural Resources Fund .....................       179,378        16.582948      2,974,616
      Van Eck - Worldwide Bond Fund .................................        51,233        14.339608        734,661
      Van Kampen American Capital LIT - Real Estate Securities Fund .        77,060        14.933196      1,150,752
      Warburg Pincus - International Equity Portfolio ...............       229,373        11.573771      2,654,711
      Warburg Pincus - Small Company Growth Portfolio ...............       101,386        13.975650      1,416,935

Multiple Payment contracts and Flexible Premium contracts:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............       149,312        17.319589      2,586,022
      Dreyfus Stock Index Fund ......................................       743,163        16.744674     12,444,022
      Fidelity VIP - Equity-Income Portfolio ........................     1,203,661        25.185570     30,314,888
      Fidelity VIP - Growth Portfolio ...............................     1,774,112        24.186560     42,909,666


      Fidelity VIP - High Income Portfolio ..........................       519,177        23.588786        12,246,755
      Fidelity VIP - Overseas Portfolio .............................       723,688        15.324813        11,090,383
      Fidelity VIP-II - Asset Manager Portfolio .....................       858,375        18.169993        15,596,668
      Fidelity VIP-II - Contrafund Portfolio ........................       741,153        13.356323         9,899,079
      Nationwide SAT - Capital Appreciation Fund ....................       373,658        18.410667         6,879,293
      Nationwide SAT - Government Bond Fund .........................       196,023        15.383251         3,015,471
      Nationwide SAT - Money Market Fund ............................     1,548,800        12.214743        18,918,194
      Nationwide SAT - Small Company Fund ...........................       325,390        13.915643         4,528,011
      Nationwide SAT - Total Return Fund ............................     1,740,045        21.988773        38,261,455
      Neuberger &Berman - Growth Portfolio ..........................       542,729        17.282005         9,379,445
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........       117,219        13.551318         1,588,472
      Neuberger &Berman - Partners Portfolio ........................       434,744        17.469360         7,594,699
      Oppenheimer - Bond Fund .......................................       260,488        15.764821         4,106,547
      Oppenheimer - Global Securities Fund ..........................       616,399        13.487753         8,313,837
      Oppenheimer - Multiple Strategies Fund ........................       287,199        18.446363         5,297,777
      Strong VIF - Strong Discovery Fund II .........................       305,653        16.514861         5,047,817
      Strong VIF - Strong International Stock Fund II ...............       103,783        11.208230         1,163,224
      Strong Special Fund II, Inc. ..................................       649,651        21.575419        14,016,493
      TCI Portfolios - TCIBalanced ..................................       137,856        14.642920         2,018,614
      TCI Portfolios - TCIGrowth ....................................       564,722        15.327392         8,655,715
      TCI Portfolios - TCIInternational .............................       145,930        11.890858         1,735,233
      TCI Portfolios - TCI Value ....................................           900        10.143687             9,129
      Van Eck - Gold and Natural Resources Fund .....................       174,641        18.284590         3,193,239
      Van Eck - Worldwide Bond Fund .................................       110,868        13.479157         1,494,407
      Van Eck - Worldwide Emerging Markets Fund .....................           319        10.078948             3,215
      Van Kampen American Capital LIT - Real Estate Securities Fund .       120,572        15.045195         1,814,029
      Warburg Pincus - International Equity Portfolio ...............       469,367        11.660648         5,473,123
      Warburg Pincus - Small Company Growth Portfolio ...............       402,279        14.080553         5,664,311

Modified Single Premium and Last Survivor Flexible Premium contracts:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............         7,118        11.180091            79,580
      Dreyfus Stock Index Fund ......................................        25,438        11.459856           291,516
      Fidelity VIP - Equity-Income Portfolio ........................        61,195        10.790149           660,303
      Fidelity VIP - Growth Portfolio ...............................        40,595        10.446167           424,062
      Fidelity VIP - High Income Portfolio ..........................        62,142        10.830462           673,027
      Fidelity VIP - Overseas Portfolio .............................         5,158        10.668178            55,026
      Fidelity VIP-II - Asset Manager Portfolio .....................        10,453        11.022140           115,214
      Fidelity VIP-II - Contrafund Portfolio ........................        35,353        11.249999           397,721
      Nationwide SAT - Capital Appreciation Fund ....................         8,542        11.610340            99,176
      Nationwide SAT - Government Bond Fund .........................         5,711        10.679205            60,989
      Nationwide SAT - Money Market Fund ............................       304,482        10.339005         3,148,041
      Nationwide SAT - Small Company Fund ...........................        20,576        10.524418           216,550
      Nationwide SAT - Total Return Fund ............................        64,330        11.444877           736,249
      Neuberger &Berman - Growth Portfolio ..........................        21,053         9.869834           207,790
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........         7,552        10.477247            79,124
      Neuberger &Berman - Partners Portfolio ........................        15,462        11.476324           177,447
      Oppenheimer - Bond Fund .......................................         7,727        10.644626            82,251
      Oppenheimer - Global Securities Fund ..........................         8,064        10.833847            87,364
      Oppenheimer - Multiple Strategies Fund ........................         9,746        10.937578           106,598
      Strong Special Fund II, Inc. ..................................         9,106        10.766829            98,043
      Strong VIF - Strong Discovery Fund II .........................        14,115         9.884557           139,521
      Strong VIF - Strong International Stock Fund II ...............         8,692        10.054422            87,393
      TCI Portfolios - TCIBalanced ..................................         6,725        10.931147            73,512
      TCI Portfolios - TCIGrowth ....................................         9,987         9.118427            91,066
      TCI Portfolios - TCIInternational .............................         4,661        10.773558            50,216
      Van Eck - Gold and Natural Resources Fund .....................         7,974        10.056004            80,187
      Van Eck - Worldwide Bond Fund .................................         2,209        10.516764            23,232
      Van Kampen American Capital LIT - Real Estate Securities Fund .        11,112        13.673840           151,944
      Warburg Pincus - International Equity Portfolio ...............        24,290         9.935018           241,322
      Warburg Pincus - Small Company Growth Portfolio ...............        24,804         9.827590           243,764
                                                                             ------         --------      ------------
                                                                                                          $409,169,174
                                                                                                          ============

                                                                      SCHEDULE I

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                 SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                             FIDVIPEI           FIDVIPGR          FIDVIPHI          FIDVIPOV           FIDVIPAM
                                             --------           --------          --------          --------           --------
1996**
   Beginning unit value - Jan  1            $26.373971         30.259267         21.685282         17.526172         18.081878
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.217030          2.174262          1.977825           .431349          1.189904
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     2.528645          2.256603          1.050520          1.872575          1.435663
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.265018)         (.311006)         (.220314)         (.176013)         (.181740)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $29.854628         34.379126         24.493313         19.654083         20.525705
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                13%               14%               13%               12%               14%
================================================================================================================================
1995
   Beginning unit value - Jan  1            $19.708533         22.566466         18.151674         16.131866         15.607540
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.542607           .124738          1.314664           .123427           .327932
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     5.341041          7.828480          2.410020          1.428229          2.304058
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.218210)         (.260417)         (.191076)         (.157350)          (.157652)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $26.373971         30.259267         21.685282         17.526172         18.081878
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                34%               34%               19%                9%               16%
================================================================================================================================
1994
   Beginning unit value - Jan  1            $18.583057         22.785679         18.612185         16.009316         16.778042
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.395798          1.371061          1.706032           .082663           .815806
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.087894)        (1.381165)        (1.991707)          .196908         (1.832732)
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.182428)         (.209109)         (.174836)         (.157021)         (.153576)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $19.708533         22.566466         18.151674         16.131866         15.607540
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 6%               (1)%              (2)%               1%               (7)%
================================================================================================================================

                                             NSATGVTBD         NSATMYMKT         NSATTOTRE
                                             ---------         ---------         ---------
1996
   Beginning unit value - Jan. 1             19.357639         14.287454         22.138653
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.200383           .727569          1.479674
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.533024)          .000000          3.328301
--------------------------------------------------------------------------------------------
   Asset charges                              (.182764)         (.139845)         (.228944)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.842234         14.875178         26.717684
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                   3%              4%               21%
============================================================================================
1995
   Beginning unit value - Jan. 1             16.457035         13.652006         17.312690
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.167149           .768745          1.720678
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     1.903991           .000000          3.293404
--------------------------------------------------------------------------------------------
   Asset charges                              (.170536)         (.133297)         (.188119)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.357639         14.287454         22.138653
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                18%                5%               28%
============================================================================================
1994
   Beginning unit value - Jan. 1            17.168348         13.267517         17.291720
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           1.079469           .512535           .875020
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (1.633239)          .000000          (.688478)
--------------------------------------------------------------------------------------------
   Asset charges                             (.157543)         (.128046)         (.165572)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              16.457035         13.652006         17.312690
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                              (4)%                3%                0%
============================================================================================

  * An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.
 **  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                             NBAMTGRO          NBAMTLDMAT         OPPGLSEC           STSPEC2
                                             --------          ----------         --------           -------
1996***
   Beginning unit value - Jan  1            $22.976381         15.906671         11.503363         18.309087
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.084651          1.338753           .000000           .861320
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .004126          (.659070)         2.036434          2.443023
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.226973)         (.152474)         (.117611)         (.187014)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $24.838185         16.433880         13.422186         21.426416
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     unit value* (a)                                8%                3%               17%               17%
=================================================================================================================
1995
   Beginning unit value - Jan  1            $17.608267         14.475203         11.358489         14.690448
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .623265           .804090           .298934           .761035
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     4.945641           .771696          (.045712)         3.013032
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.200792)         (.144318)         (.108348)         (.155428)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $22.976381         15.906671         11.503363         18.309087
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                            30%               10%                1%               25%
=================================================================================================================
1994
   Beginning unit value - Jan  1            $18.709214         14.635617         12.162716         14.315226
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.255334           .618309           .214436           .411358
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (3.185612)         (.641424)         (.903773)          .103258
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.170669)         (.137299)         (.114890)         (.139394)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $17.608267         14.475203         11.358489          14.690448
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           (6)%               (1)%              (7)%               3%
=================================================================================================================

                                                TCIGRO          VEGOLDNR          VEWRLDBD         VKACRESEC         WPINTEQ
                                                ------          --------          --------         ---------         --------
1996***
   Beginning unit value - Jan  1             25.381408         12.839256         14.458585          10.784280       10.679811
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.847171           .272272           .394300            .288822         .226874
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (3.934619)         2.040791          (.034088)          4.051625         .835595
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.240311)         (.137772)         (.136142)          (.113219)       (.107765)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               24.053649         15.014547         14.682655          15.011508       11.634515
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     unit value* (a)                              (5)%               17%                2%                39%              9%
=============================================================================================================================
1995
   Beginning unit value - Jan  1             19.544976         11.677805         12.443161          10.000000              **
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .022491           .115292          1.008475            .092106
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     6.032555          1.160549          1.138120            .740132
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.218614)         (.114390)         (.131171)          (.047958)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               25.381408         12.839256         14.458585          10.784280
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                            30%               10%               16%              8%(B)
=============================================================================================================================
1994

   Beginning unit value - Jan  1             19.964524         12.382561         12.729709                **               **
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .002137           .062321           .051271
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.236035)         (.652194)         (.220753)
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.185650)         (.114883)         (.117066)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.544976         11.677805         12.443161
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           (2)%              (6)%              (2)%
=============================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                            DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR     FIDVIPHI
                                            --------     --------     --------     --------     --------
1996***
   Beginning unit value - Jan. 1         $14.242220    13.621789    21.648958    20.999607    22.388295
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .735836      .587431      .998669     1.508424     2.041281
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  2.266937     2.459672     2.069513     1.561724     1.079684
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.203172)    (.193899)    (.297162)    (.294823)    (.310696)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $17.041821    16.474993    24.419978    23.774932    25.198564
-----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                          20%          21%          13%          13%          13%
============================================================================================================
1995
   Beginning unit value - Jan. 1         $10.722275    10.088849    16.234159    15.715602    18.805616
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .392053      .361339     1.269479      .086841     1.361583
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.289798     3.326196     4.390826     5.444880     2.491513
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.161906)    (.154595)    (.245506)    (.247716)    (.270417)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $14.242220    13.621789    21.648958    20.999607    22.388295
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          33%          35%          33%          34%          19%
============================================================================================================
1994
   Beginning unit value - Jan. 1         $10.702403    10.131165    15.360584    15.923752    19.350153
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .276372      .283260     1.152726      .957853     1.773098
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  (.117327)    (.195255)    (.073161)    (.966373)   (2.069306)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.139173)    (.130321)    (.205990)    (.199630)    (.248329)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $10.722275    10.088849    16.234159    15.715602    18.805616
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           0%           0%           6%         (1)%         (3)%
============================================================================================================

                                           FIDVIPOV     FIDVIPAM    FIDVIPCON    NSATCAPAP    NSATGVTBD
                                           --------     --------    ---------    ---------    ---------
1996***
   Beginning unit value - Jan. 1          12.667544    17.721708    11.071965    14.444672    16.104612
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .311669     1.165823      .104326      .749268      .996469
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  1.350232     1.401973     2.236026     2.998693     (.443598)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.173779)    (.243295)    (.155475)    (.208575)    (.207709)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            14.155666    20.046209    13.256842    17.984058    16.449774
-----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                          12%          13%          20%          25%           2%
============================================================================================================
1995
   Beginning unit value - Jan. 1          11.700527    15.350115    10.000000    11.312336    13.739287
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .089493      .322418      .142783      .642275      .972265
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  1.033414     2.260958      .998389     2.653961     1.587542
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.155890)    (.211783)    (.069207)    (.163900)    (.194482)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            12.667544    17.721708    11.071965    14.444672    16.104612
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          8%          15%       11%(B)          28%          17%
============================================================================================================
1994
   Beginning unit value - Jan. 1          11.652241    16.559029       **        11.563943    14.383265
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .060146      .804872                   .182742      .902346
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   .144272    (1.806726)                 (.286826)   (1.366016)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.156132)    (.207060)                 (.147523)    (.180308)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            11.700527    15.350115                 11.312336    13.739287
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          0%         (7)%                      (2)%         (4)%
============================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                           NSATMYMKT        NSATSMCO          NSATTOTRE        NBAMTGRO       NBAMTLMAT
                                           ---------        --------          ---------        --------       ---------
1996***
   Beginning unit value - Jan  1          $12.028786       11.410311          19.154939       16.264834       13.684722
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .611421         .133295           1.276326        1.474851        1.151075
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000        2.456523           2.875006         .000818        (.567983)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.161103)       (.166908)          (.270588)       (.219491)       (.179189)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $12.479104       13.833221          23.035683       17.521012       14.088625
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           4%             21%                20%              8%               3%
====================================================================================================================================
1995
   Beginning unit value - Jan  1          $11.534440       10.000000          15.031721       12.508337       12.496729
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .648458         .017459           1.489410         .442496         .693794
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000        1.418328           2.856936        3.508824         .664378
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.154112)       (.025476)          (.223128)       (.194823)       (.170179)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $12.028786       11.410311          19.154939       16.264834       13.684722
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           4%           14%(b)               27%             30%             10%
====================================================================================================================================
1994
   Beginning unit value - Jan  1          $11.249231              **          15.066007       13.336899       12.679406
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .433762                            .760244        1.607088         .535454
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000                           (.597472)      (2.269450)       (.555628)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.148553)                          (.197058)       (.166200)       (.162503)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $11.534440                          15.031721       12.508337       12.496729
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           3%                                 0%            (6)%              (1)%
====================================================================================================================================

                                          NBAMTPART         OPPBDFD        OPPGLSEC         OPPMULT       STDISC2        STINTSTK2
                                          ---------         -------        --------         -------       -------        ---------
1996***
   Beginning unit value - Jan  1          13.495873       16.056725       11.413379       16.404926       16.214896      10.226632
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .549661        1.030165         .000000        1.247087        3.300617        .050938
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.411340        (.269155)       2.016448        1.276232       (3.177170)      1.007488
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                           (.197162)       (.209417)       (.159401)       (.227169)       (.204800)      (.143255)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            17.259712       16.608318       13.270426       18.701076       16.133543      11.141803
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                         28%              3%             16%             14%             (1)%            9%
====================================================================================================================================
1995
   Beginning unit value - Jan  1          10.018146       13.903136       11.309050       13.693997       12.144445      10.000000
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .081860         .956955         .297396        1.103154         .211667        .041085
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.550382        1.391543        (.045694)       1.805769        4.042004        .209467
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                           (.154515)       (.194909)       (.147373)       (.197994)       (.183220)      (.023920)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            13.495873       16.056725       11.413379       16.404926       16.214896      10.226632
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                         35%             15%              1%            20%              34%           2%(b)
====================================================================================================================================
1994
   Beginning unit value - Jan  1          10.000000       14.362878       12.152136       14.148115       13.003547             **
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .000000         .809172         .214078         .720350         .971167
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   .072562       (1.086058)       (.900362)       (.993926)      (1.670283)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            .054416        (.182856)       (.156802)       (.180542)       (.159986)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            10.018146       13.903136       11.309050       13.693997       12.144445
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       0%(b)            (3)%            (7)%            (3)%            (7)%
====================================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                          STSPEC2           TCIBAL          TCIGRO          TCIINT        VEGOLDNR
                                          -------           ------          ------          ------        --------
1996***
   Beginning unit value - Jan. 1       $18.074367        12.914886       17.116040       10.403803       14.230388
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .849403          .609960        1.918348         .247063         .301335
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                2.405871          .954721       (2.649394)       1.239275        2.259820
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.252187)        (.176058)       (.221369)       (.142090)       (.208595)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $21.077454        14.303509       16.163625       11.748051       16.582948
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       17%              11%            (6)%             13%             17%
==================================================================================================================
1995
   Beginning unit value - Jan. 1       $14.552799        10.801955       13.226279        9.392654       12.988341
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                         .753037          .305779         .015219         .000000         .127947
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                2.978850         1.961461        4.076606        1.136602        1.287916
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.210319)        (.154309)       (.202064)       (.125453)       (.173816)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $18.074367        12.914886       17.116040       10.403803       14.230388
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       24%              20%             29%             11%             10%
==================================================================================================================
1994
   Beginning unit value - Jan. 1       $14.230663        10.876445       13.557427       10.000000       13.820369
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .407898          .260556         .001450         .000000         .069418
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                 .103521         (.194370)       (.160376)       (.554327)       (.726294)
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.189283)        (.140676)       (.172222)       (.053019)       (.175152)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $14.552799        10.801955       13.226279        9.392654       12.988341
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                        2%             (1)%            (2)%         (6)%(b)            (6)%
==================================================================================================================

                                       VEWRLDBD       VKACRESEC         WPLNTEQ          WPSMCOGR
                                       --------       ---------         -------          --------
1996***
   Beginning unit value - Jan. 1      14.170551       10.765797       10.661502         12.430586
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .385883         .287384         .225731           .000000
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.034573)       4.034391         .833478          1.720228
-------------------------------------------------------------------------------------------------
   Asset charges                       (.182253)       (.154376)       (.146940)         (.175164)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        14.339608       14.933196       11.573771         13.975650
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                      1%             39%              9%               12%
=================================================================================================
1995
   Beginning unit value - Jan. 1    $ 12.237880       10.000000       10.000000         10.000000
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                       .990055         .091962         .077347           .000000
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              1.118852         .739397         .650501          2.501606
-------------------------------------------------------------------------------------------------
   Asset charges                       (.176236)       (.065562)       (.066346)         (.071020)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ 14.170551       10.765797       10.661502         12.430586
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                     16%           8%(b)           7%(b)            24%(b)
=================================================================================================
1994
   Beginning unit value - Jan. 1    $ 12.563474             **              **               **
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .050533
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.218292)
-------------------------------------------------------------------------------------------------
   Asset charges                       (.157835)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ 12.237880
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    (3)%
=================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                     YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                     DRYSRGRO       DRYSTKIX       FIDVIPEI      FIDVIPGR       FIDVIPHI
                                     --------       --------       --------      --------       --------
1996***
   Beginning unit value - Jan. 1   $14.401809      13.775382      22.215745     21.256059      20.852993
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .747630        .596225       1.025291      1.527554       1.902180
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            2.296912       2.494042       2.132663      1.587071       1.012148
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.126762)      (.120975)      (.188129)     (.184124)      (.178535)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $17.319589      16.744674      25.185570     24.186560      23.588786
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   20%            22%            13%           14%            13%
========================================================================================================
1995
   Beginning unit value - Jan. 1   $10.788547      10.151919      16.576413     15.828463      17.428943
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .396430        .364933       1.297971       .087506       1.262495
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            3.317353       3.354508       4.496038      5.494030       2.316172
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.100521)      (.095978)      (.154677)     (.153940)      (.154617)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $14.401809      13.775382      22.215745     21.256059      20.852993
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   33%            36%            34%           34%            20%
========================================================================================================
1994
   Beginning unit value - Jan. 1   $10.715005      10.143796      15.606442     15.958341      17.844401
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .278073        .284601       1.172669       .960381       1.635883
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.118575)      (.195976)      (.073581)     (.966828)     (1.910067)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.085956)      (.080502)      (.129117)     (.123431)      (.141274)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.788547      10.151919      16.576413     15.828463      17.428943
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    1%             0%             6%          (1)%           (2)%
========================================================================================================

                                     FIDVIPOV      FIDVIPAM      FIDVIPCON      NSATCAPAP      NSATGVTBD
                                     --------      --------      ---------      ---------      ---------
1996***
   Beginning unit value - Jan. 1    13.645033     15.982529      11.099135      14.713230      14.984933
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .335875      1.051899        .104631        .766553        .930103
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.459385      1.270941       2.248711       3.061949       (.412550)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.115480)     (.135376)      (.096154)      (.131065)      (.119235)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      15.324813     18.169993      13.356323      18.410667      15.383251
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   12%           14%            20%            25%             3%
========================================================================================================
1995
   Beginning unit value - Jan. 1    12.540728     13.774855      10.000000      11.465403      12.720514
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .095965       .289466        .143118        .653781        .903001
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.111417      2.035460        .998657       2.696528       1.472503
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.103077)     (.117252)      (.042640)      (.102482)      (.111085)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      13.645033     15.982529      11.099135      14.713230      14.984933
   Percentage increase (decrease)
     in unit value* (a)                    9%           16%         11%(b)            28%            18%
========================================================================================================
1994
   Beginning unit value - Jan. 1    12.426854     14.785784         **          11.662121      13.250482
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .064174       .719044                       .184927        .833925
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .152413     (1.615920)                     (.289863)     (1.261429)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.102713)     (.114053)                     (.091782)      (.102464)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      12.540728     13.774855                     11.465403      12.720514
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    1%          (7)%                          (2)%           (4)%
========================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b)  This investment option was not utilized for the entire year indicated.
**   This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                    NSATMYMKT     NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT    NBAMTPART
                                    ---------     --------    ---------     --------    ---------    ---------
1996***
   Beginning unit value - Jan. 1   $11.714295    11.420759    18.192762    15.962482    13.096811    13.591346
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .596995      .133983     1.217547     1.448641     1.102543      .554011
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000     2.463983     2.737018      .003774     (.542247)    3.446498
----------------------------------------------------------------------------------------------------------------
   Asset charges                     (.096547)    (.103082)    (.158554)    (.132892)    (.105789)    (.122495)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $12.214743    13.915643    21.988773    17.282005    13.551318    17.469360
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   4%           22%          21%           8%           3%          29%
================================================================================================================
1995
   Beginning unit value - Jan. 1  $11.176411    10.000000    14.205723    12.214794    11.900389    10.038887
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .629782      .017475     1.413734      .432461      .661221      .082096
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .000000     1.418968     2.703396     3.432609      .635177     3.565899
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.091898)    (.015684)    (.130091)    (.117382)    (.099976)    (.095536)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $11.714295    11.420759    18.192762    15.962482    13.096811    13.591346
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   5%       14%(b)          28%          31%          10%          35%
================================================================================================================
1994
   Beginning unit value - Jan. 1  $10.845265           **    14.167308     12.959107   12.014277    10.000000
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .419275                   .717782     1.562441      .507651      .000000
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .000000                  (.565055)   (2.207122)    (.526553)     .072401
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.088129)                 (.114312)    (.099632)    (.094986)    (.033514)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $11.176411                 14.205723    12.214794    11.900389    10.038887
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   3%                        0%         (6)%         (1)%        0%(b)
================================================================================================================

                                     OPPBDFD     OPPGLSEC      OPPMULT      STDISC2     STINTSTK2
                                     -------     --------      -------      -------     ---------
1996***
   Beginning unit value - Jan. 1   15.164813    11.542134    16.100377    16.514850     10.236021
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .975830      .000000     1.226905     3.367146       .051144
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.253799)    2.045080     1.256649    (3.238459)     1.009533
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.122023)    (.099461)    (.137568)    (.128676)     (.088468)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     15.764821    13.487753    18.446363    16.514861     11.208230
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   4%          17%          15%           0%            9%
================================================================================================================
1995
   Beginning unit value - Jan. 1  $13.065574    11.379737    13.372968    12.307607     10.000000
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .902009      .299595     1.079776      .215562       .041121
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           1.310232     (.045711)    1.766931     4.106245       .209625
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.113002)    (.091487)    (.119298)    (.114564)     (.014725)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $15.164813    11.542134    16.100377    16.514850     10.236021
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                  16%           1%          20%          34%         2%(b)
================================================================================================================
1994
   Beginning unit value - Jan. 1  $13.430475    12.167250    13.747705    13.112678           **
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .759284      .214589      .702216      .983647
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          (1.018698)    (.905246)    (.968729)   (1.689193)
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.105487)    (.096856)    (.108224)    (.099525)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $13.065574    11.379737    13.372968    12.307607
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                 (3)%         (6)%         (3)%         (6)%
================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                       STSPEC2        TCIBAL       TCIGRO       TCIINT     TCIVALUE
                                       -------        ------       ------       ------     --------
1996***
   Beginning unit value - Jan. 1    $18.408627     13.155049    16.149061    10.477472    10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .866384       .622373     1.812196      .249286      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             2.458870       .976138    (2.505020)    1.252389      .145457
---------------------------------------------------------------------------------------------------
   Asset charges                      (.158462)     (.110640)    (.128845)    (.088289)    (.001770)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $21.575419     14.642920    15.327392    11.890858    10.143687
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    17%           11%         (5)%          13%        1%(b)
===================================================================================================
1995
   Beginning unit value - Jan. 1    $14.748256     10.948128    12.417011     9.412116           **
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .764407       .310910      .014289      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             3.027469      1.992508     3.834812     1.142911
---------------------------------------------------------------------------------------------------
   Asset charges                      (.131505)     (.096497)    (.117051)    (.077555)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $18.408627     13.155049    16.149061    10.477472
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    25%           20%          30%          11%
===================================================================================================
1994
   Beginning unit value - Jan. 1    $14.350073     10.968814    12.664593    10.000000           **
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .412806       .263602      .001356      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .103139      (.196764)    (.149703)    (.555221)
---------------------------------------------------------------------------------------------------
   Asset charges                      (.117762)     (.087524)    (.099235)    (.032663)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $14.748256     10.948128    12.417011     9.412116
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                     3%            0%         (2)%        6%(b)
===================================================================================================

                                     VEGOLDNR     VEWRLDBD    VEWRLDEMKT    VKACRESEC      WPLNTEQ    WPSMCOGR
                                     --------     --------    ----------    ---------      -------    --------
1996***
   Beginning unit value - Jan. 1    15.612002    13.253457     10.000000    10.792212    10.687672   12.461074
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .331277      .361660       .000000      .289441      .227366     .000000
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            2.482492     (.030793)      .080699     4.059026      .836487    1.727810
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.141181)    (.105167)     (.001751)    (.095484)    (.090877)   (.108331)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      18.284590    13.479157     10.078948    15.045195    11.660648   14.080553
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   17%           2%         1%(b)          39%           9%         13%
==============================================================================================================
1995
   Beginning unit value - Jan. 1    14.178501    11.388987            **    10.000000    10.000000   10.000000
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .140115      .923751                    .092168      .077521     .000000
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.410450     1.041904                    .740443      .651025    2.504833
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.117064)    (.101185)                  (.040399)    (.040874)   (.043759)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      15.612002    13.253457                  10.792212    10.687672   12.461074
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   10%          16%                      8%(b)        7%(b)     25%(b)
==============================================================================================================
1994
   Beginning unit value - Jan. 1    15.011706    11.633841            **           **           **          **
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .075618      .046884
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.791458)    (.201583)
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.117365)    (.090155)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      14.178501    11.388987
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                  (6)%         (2)%
==============================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                      DRYSRGRO          DRYSTKIX         FIDVIPEI          FIDVIPGR
                                      --------          --------         --------          --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .482403           .358216          .000000           .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .697688          1.101640          .790149           .446167
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $11.180091         11.459856        10.790149         10.446167
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  12%(b)            15%(b)            8%(b)             4%(b)
===================================================================================================
                                      FIDVIPCON        NSATCAPAP        NSATGVTBD         NSATMYMKT
                                      ---------        ---------        ---------         ---------
1996**
   Beginning unit value - Jan. 1     $10.000000        10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000           .445367          .489314           .339005
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             1.249999          1.164973          .189891           .000000
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $11.249999         11.610340        10.679205         10.339005
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  12%(b)            16%(b)            7%(b)             3%(b)
===================================================================================================
                                      NBAMTLMAT         NBAMTPART          OPPBDFD         OPPGLSEC
                                      ---------         ---------          -------         --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000           .000000          .479143           .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .477247          1.476324          .165483           .833847
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.477247         11.476324        10.644626         10.833847
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   5%(b)            15%(b)            6%(b)             8%(b)
===================================================================================================

                                     FIDVIPHI         FIDVIPOV          FIDVIPAM
                                     --------         --------          --------
1996**
   Beginning unit value - Jan. 1    10.000000        10.000000         10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .000000          .000000           .000000
--------------------------------------------------------------------------------
   Unrealized gain (loss)             .830462          .668178          1.022140
--------------------------------------------------------------------------------
   Contract charges                   .000000          .000000           .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31       10.830462        10.668178         11.022140
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  8%(b)            7%(b)            10%(b)
================================================================================
                                      NSATSMCO        NSATTOTRE         NBAMTGRO
                                      --------        ---------         --------
1996**
   Beginning unit value - Jan. 1     10.000000        10.000000        10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .095576          .580169          .000000
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .428842          .864708         (.130166)
--------------------------------------------------------------------------------
   Contract charges                    .000000          .000000          .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.524418        11.444877         9.869834
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                    5%(b)           14%(b)           (1)%(b)
================================================================================
                                       OPPMULT          STDISC2        STINTSTK2
                                       -------          -------        ---------
1996**
   Beginning unit value - Jan. 1    $10.000000        10.000000        10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .402281          .520758          .045738
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .535297         (.636201)         .008684
--------------------------------------------------------------------------------
   Contract charges                    .000000          .000000          .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31        10.937578         9.884557        10.054422
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   9%(b)          (1)%(b)            1%(b)
================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1996

                                       STSPEC2            TCIBAL           TCIGRO            TCIINT
                                       -------            ------           ------            ------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .045100           .122861          .000000           .224735
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .721729           .808286         (.881573)          .548823
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.766829         10.931147         9.118427         10.773558
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   8%(b)             9%(b)          (9)%(b)             8%(b)
===================================================================================================

                                      VEGoldNR         VEWrldNR         VKACRESec
                                      --------         --------         ---------
1996**
   Beginning unit value - Jan. 1     10.000000        10.000000         10.000000
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .181335          .280847           .255666
---------------------------------------------------------------------------------
   Unrealized gain (loss)             (.125331)         .235917          3.418174
---------------------------------------------------------------------------------
   Contract charges                    .000000          .000000           .000000
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31       10.056004        10.516764         13.673840
---------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                   1%(b)            5%(b)            37%(b)
=================================================================================

                                       WPINTEQ          WPSMCOGR
                                       -------          --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000
----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .193639           .000000
----------------------------------------------------------------
   Unrealized gain (loss)             (.258621)         (.172410)
----------------------------------------------------------------
   Contract charges                    .000000           .000000
----------------------------------------------------------------
   Ending unit value - Dec.31        $9.935018          9.827590
----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                 (1)%(b)           (2)%(b)
================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  No other investment options were being utilized.

See note 6.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 15 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 101 pages.


Representations and Undertakings.

Accountants' Consent

The Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated       Attached hereto.
     April 2, 1997.


2.   Resolution of the             Included with the Registration Statement on
     Depositor's Board of          Form N-8B-2 for the Nationwide VLI Separate
     Directors authorizing the     Account-2, and hereby incorporated herein by
     establishment of the          reference.
     Registrant, adopted

3.   Distribution Contracts        Included with the Registration Statement on
                                   Form N-8B-2 for the Nationwide VLI Separate
                                   Account-2, and hereby incorporated herein by reference.

4.   Form of Security              Included with Post-Effective Amendment No. 3
                                   and is hereby incorporated herein by
                                   reference.

5.   Articles of Incorporation     Included with the Registration Statement on
     of Depositor                  Form N-8B-2 for the Nationwide VLI Separate
                                   Account-2, and hereby incorporated herein by reference.

6.   Application form of           Included with Post-Effective Amendment No. 3
     Security                      and is hereby incorporated herein by
                                   reference.




7.   Opinion of Counsel            Included with Post-Effective Amendment No. 3
                                   and is hereby incorporated herein by
                                   reference.

Representations and Undertakings

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


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

                              ACCOUNTANTS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.


                                                           KPMG Peat Marwick LLP

Columbus, Ohio
April 22, 1997

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 15 and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 27th day of June, 1997.


                                   NATIONWIDE VLI SEPARATE ACCOUNT-2
                                   ---------------------------------
                                             (Registrant)
                                   NATIONWIDE LIFE INSURANCE COMPANY
(Seal)                             ---------------------------------
Attest:                                        (Sponsor)


W. SIDNEY DRUEN                     By:      JOSEPH P. RATH
--------------------------              ----------------------------
W. Sidney Druen                              Joseph P. Rath
Assistant Secretary                          Vice President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities indicated on the 27th day of June, 1997.


   Signature                       Title

LEWIS J. ALPHIN                    Director
------------------------------
Lewis J. Alphin

KEITH W. ECKEL                     Director
------------------------------
Keith W. Eckel

WILLARD J. ENGEL                   Director
------------------------------
Willard J. Engel

FRED C. FINNEY                     Director
------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.          Director
------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                   President/Chief Operating
------------------------------     Officer and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                  Chairman of the Board
------------------------------     and Director
Henry S. Holloway

DIMON RICHARD McFERSON             Chairman and Chief Executive
------------------------------     Officer -Nationwide Insurance
Dimon Richard McFerson             Enterprise and Director

DAVID O. MILLER                    Director
------------------------------
David O. Miller

C. RAY NOECKER                     Director
------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                   Executive Vice President-
------------------------------     Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                 Director  By:       JOSEPH P. RATH
------------------------------                  --------------------------------
James F. Patterson                              Joseph P. Rath, Attorney-in-Fact

ARDEN L. SHISLER                   Director
------------------------------
Arden L. Shisler

ROBERT L. STEWART                  Director
------------------------------
Robert L. Stewart

NANCY C. THOMAS                    Director
------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                    Director
------------------------------
Harold W. Weihl


                                      105